ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

of

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of New York and the Contract Owners of Allianz Life of NY Variable Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life of NY Variable Account C indicated in the table below (other than BlackRock Equity Dividend V.I. Fund, Delaware Ivy VIP Asset Strategy Portfolio, Delaware Ivy VIP Energy Portfolio, Delaware Ivy VIP Science and Technology Portfolio, Eaton Vance VT Floating-Rate Income Fund, Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund, Invesco V.I. Balanced-Risk Allocation Fund, Lazard Retirement International Equity Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Health Sciences Portfolio, BlackRock Global Allocation V.I. Fund, BNY Mellon VIF Appreciation Portfolio, Fidelity VIP FundsManager 50% Portfolio, Fidelity VIP FundsManager 60% Portfolio, Franklin Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Strategic Income VIP Fund, PIMCO VIT All Asset Portfolio, PIMCO VIT Dynamic Bond Portfolio, PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), PIMCO VIT Global Managed Asset Allocation Portfolio, Templeton Growth VIP Fund, RCM Dynamic Multi‑Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2 which do not present a statement of assets and liabilities) as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life of NY Variable Account C (other than BlackRock Equity Dividend V.I. Fund, Delaware Ivy VIP Asset Strategy Portfolio, Delaware Ivy VIP Energy Portfolio, Delaware Ivy VIP Science and Technology Portfolio, Eaton Vance VT Floating-Rate Income Fund, Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund, Invesco V.I. Balanced-Risk Allocation Fund, Lazard Retirement International Equity Portfolio, Lazard Retirement U.S. Small-Mid Cap Equity Portfolio, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Health Sciences Portfolio, BlackRock Global Allocation V.I. Fund, BNY Mellon VIF Appreciation Portfolio, Fidelity VIP FundsManager 50% Portfolio, Fidelity VIP FundsManager 60% Portfolio, Franklin Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Strategic Income VIP Fund, PIMCO VIT All Asset Portfolio, PIMCO VIT Dynamic Bond Portfolio, PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), PIMCO VIT Global Managed Asset Allocation Portfolio, Templeton Growth VIP Fund, RCM Dynamic Multi‑Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2 which do not present a statement of assets and liabilities) as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life of NY Variable Account C
AZL Balanced Index Strategy Fund(1)	AZL MVP Growth Index Strategy Fund(1)	Franklin U.S. Government Securities VIP Fund(1)
AZL DFA Five-Year Global Fixed Income Fund(1)	AZL MVP Moderate Index Strategy Fund(1)	Invesco Oppenheimer V.I. International Growth Fund(1)
AZL DFA Multi-Strategy Fund(1)	AZL MVP T. Rowe Price Capital Appreciation Plus Fund(1)	Invesco V.I. American Value Fund(1)
AZL Enhanced Bond Index Fund(1)	AZL Russell 1000 Growth Index Fund Class 1(1)	Invesco V.I. Balanced-Risk Allocation Fund(7)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1(2)	AZL Russell 1000 Growth Index Fund Class 2(1)	Invesco V.I. Global Strategic Income Fund(1)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2(1)	AZL Russell 1000 Value Index Fund Class 1(1)	JPMorgan Insurance Trust Core Bond Portfolio(1)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1(1)	AZL Russell 1000 Value Index Fund Class 2(1)	Lazard Retirement International Equity Portfolio(7)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2(1)	AZL S&P 500 Index Fund(1)	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio(7)
AZL Gateway Fund(1)	AZL Small Cap Stock Index Fund Class 1(1)	MFS International Intrinsic Value Portfolio(1)
AZL Government Money Market Fund(1)	AZL Small Cap Stock Index Fund Class 2(1)	MFS VIT Total Return Bond Portfolio(1)
AZL International Index Fund Class 1(1)	AZL T. Rowe Price Capital Appreciation Fund(1)	MFS VIT Utilities Portfolio(1)
AZL International Index Fund Class 2(1)	BlackRock Equity Dividend V.I. Fund(7)	PIMCO VIT Balanced Allocation Portfolio(1)
AZL MetWest Total Return Bond Fund(1)	ClearBridge Variable Aggressive Growth Portfolio(1)	PIMCO VIT CommodityRealReturn Strategy Portfolio(1)
AZL Mid Cap Index Fund Class 1(1)	Columbia Variable Portfolio – Seligman Global Technology Fund(1)	PIMCO VIT Emerging Markets Bond Portfolio(1)
AZL Mid Cap Index Fund Class 2(1)	Davis VA Financial Portfolio(1)	PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
AZL Moderate Index Strategy Fund(1)	Delaware Ivy VIP Asset Strategy Portfolio(7)	PIMCO VIT High Yield Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 1(1)	Delaware Ivy VIP Energy Portfolio(7)	PIMCO VIT Long-Term U.S. Government Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 2(1)	Delaware Ivy VIP Growth Portfolio(1)	PIMCO VIT Low Duration Portfolio(1)
AZL MSCI Global Equity Index Fund Class 1(2)	Delaware Ivy VIP Mid Cap Growth Portfolio(9)	PIMCO VIT Real Return Portfolio(1)
AZL MSCI Global Equity Index Fund Class 2(1)	Delaware Ivy VIP Natural Resources Portfolio(1)	PIMCO VIT StocksPLUS Global Portfolio(1)
AZL MVP Balanced Index Strategy Fund(1)	Delaware Ivy VIP Science and Technology Portfolio(7)	PIMCO VIT Total Return Portfolio(1)
AZL MVP DFA Multi-Strategy Fund(1)	Eaton Vance VT Floating-Rate Income Fund(8)	T. Rowe Price Blue Chip Growth Portfolio(1)

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund(1)	Fidelity VIP Emerging Markets Portfolio(1)	T. Rowe Price Equity Income Portfolio(1)
AZL MVP Fusion Balanced Fund(1)	Fidelity VIP Mid Cap Portfolio(1)	T. Rowe Price Health Sciences Portfolio(1)
AZL MVP Fusion Conservative Fund(1)	Fidelity VIP Strategic Income Portfolio(1)	Templeton Global Bond VIP Fund(1)
AZL MVP Fusion Moderate Fund(1)	Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund(7)	BlackRock Global Allocation V.I. Fund(3) (4)
AZL MVP Global Balanced Index Strategy Fund(1)	Franklin Rising Dividends VIP Fund(1)	BNY Mellon VIF Appreciation Portfolio(3) (4)
Fidelity VIP FundsManager 50% Portfolio(3) (4)	Franklin Strategic Income VIP Fund(3) (4)	Templeton Growth VIP Fund(3) (4)
Fidelity VIP FundsManager 60% Portfolio(3) (4)	PIMCO VIT All Asset Portfolio(3) (4)	RCM Dynamic Multi-Asset Plus VIT Fund(6)
Franklin Allocation VIP Fund(3) (4)	PIMCO VIT Dynamic Bond Portfolio(3) (4)	AZL Morgan Stanley Global Real Estate Fund Class 1(5)
Franklin Income VIP Fund(3) (4)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)(3) (4)	AZL Morgan Stanley Global Real Estate Fund Class 2(5)
Franklin Mutual Shares VIP Fund(3) (4)	PIMCO VIT Global Managed Asset Allocation Portfolio(3) (4)
1.Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020
2.Statement of operations and statement of changes in net assets for the period June 18, 2021 (commencement of operations) through December 31, 2021
3.Statement of operations for the period January 1, 2021 to June 18, 2021 (date of liquidation)
4.Statement of changes in net assets for the period January 1, 2021 to June 18, 2021 (date of liquidation) and for the year ended December 31, 2020
5.Statement of changes in net assets for the period January 1, 2020 to August 21, 2020 (date of liquidation)
6.Statement of changes in net assets for the period January 1, 2020 to April 24, 2020 (date of liquidation)
7.The fund had no activity for the years ended December 31, 2021 and 2020
8.The fund had no activity for the year ended December 31, 2021
9.The activity in the fund for the year ended December 31, 2021 was nil (rounding)

Basis for Opinions

These financial statements are the responsibility of Allianz Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life of NY Variable Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life of NY Variable Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 4, 2022

We have served as the auditor of one or more of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York since 2019.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
Assets:
Investments at Net Asset Value	$29,132	$1,031	$85,039	$4,927	$7,168
Total Assets	29,132	1,031	85,039	4,927	7,168

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	29,132	1,031	85,039	4,927	7,168

Net Assets:
Contracts in Accumulation Period	29,132	1,031	85,039	4,927	7,107
Contracts in Annuity Payment Period	—	—	—	—	61
Total Net Assets	$29,132	$1,031	$85,039	$4,927	$7,168

Investment Shares	1,622	109	5,508	441	697
Investments at Cost	$24,893	$1,068	$76,642	$4,947	$6,990

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund
Assets:
Investments at Net Asset Value	$150,623	$1,635	$19,373	$8,354	$46,026
Total Assets	150,623	1,635	19,373	8,354	46,026

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	150,623	1,635	19,373	8,354	46,026

Net Assets:
Contracts in Accumulation Period	150,623	1,631	19,373	8,354	46,012
Contracts in Annuity Payment Period	—	4	—	—	14
Total Net Assets	$150,623	$1,635	$19,373	$8,354	$46,026

Investment Shares	9,527	159	1,828	518	46,026
Investments at Cost	$140,756	$1,597	$19,052	$6,013	$46,026
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2
Assets:
Investments at Net Asset Value	$5,506	$19,119	$2,948	$2,804	$23,389
Total Assets	5,506	19,119	2,948	2,804	23,389

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5,506	19,119	2,948	2,804	23,389

Net Assets:
Contracts in Accumulation Period	5,464	19,119	2,948	2,779	23,389
Contracts in Annuity Payment Period	42	—	—	25	—
Total Net Assets	$5,506	$19,119	$2,948	$2,804	$23,389

Investment Shares	434	1,008	292	317	828
Investments at Cost	$4,426	$15,051	$3,102	$2,869	$17,071

	AZL Moderate Index Strategy Fund	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
Assets:
Investments at Net Asset Value	$121,206	$593	$4,060	$2,690	$6,101
Total Assets	121,206	593	4,060	2,690	6,101

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	121,206	593	4,060	2,690	6,101

Net Assets:
Contracts in Accumulation Period	121,206	593	4,060	2,690	6,101
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$121,206	$593	$4,060	$2,690	$6,101

Investment Shares	7,755	75	511	258	363
Investments at Cost	$114,009	$415	$3,765	$2,576	$5,658
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Balanced Fund	AZL MVP Fusion Conservative Fund
Assets:
Investments at Net Asset Value	$43,028	$10,052	$32,008	$71,037	$21,456
Total Assets	43,028	10,052	32,008	71,037	21,456

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	43,028	10,052	32,008	71,037	21,456

Net Assets:
Contracts in Accumulation Period	43,028	10,052	32,008	71,037	21,456
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$43,028	$10,052	$32,008	$71,037	$21,456

Investment Shares	2,992	823	2,362	6,046	1,736
Investments at Cost	$38,409	$9,291	$28,736	$69,397	$20,829

	AZL MVP Fusion Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Assets:
Investments at Net Asset Value	$189,503	$85,510	$350,178	$65,293	$197,069
Total Assets	189,503	85,510	350,178	65,293	197,069

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	189,503	85,510	350,178	65,293	197,069

Net Assets:
Contracts in Accumulation Period	189,503	85,510	350,178	65,293	197,069
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$189,503	$85,510	$350,178	$65,293	$197,069

Investment Shares	15,871	6,946	21,019	4,212	13,025
Investments at Cost	$179,254	$81,228	$300,717	$57,962	$162,050
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund
Assets:
Investments at Net Asset Value	$5,082	$27,769	$16,976	$25,384	$44,338
Total Assets	5,082	27,769	16,976	25,384	44,338

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5,082	27,769	16,976	25,384	44,338

Net Assets:
Contracts in Accumulation Period	5,061	27,769	16,852	25,384	44,294
Contracts in Annuity Payment Period	21	—	124	—	44
Total Net Assets	$5,082	$27,769	$16,976	$25,384	$44,338

Investment Shares	330	1,179	1,546	1,661	1,816
Investments at Cost	$3,670	$18,095	$15,154	$21,985	$27,757

	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund
Assets:
Investments at Net Asset Value	$767	$16,461	$24,966	$37	$57
Total Assets	767	16,461	24,966	37	57

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	767	16,461	24,966	37	57

Net Assets:
Contracts in Accumulation Period	767	16,461	24,944	37	57
Contracts in Annuity Payment Period	—	—	22	—	—
Total Net Assets	$767	$16,461	$24,966	$37	$57

Investment Shares	65	982	1,138	2	1
Investments at Cost	$643	$12,388	$20,012	$45	$30
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	Davis VA Financial Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Natural Resources Portfolio	Fidelity VIP Emerging Markets Portfolio
Assets:
Investments at Net Asset Value	$1,048	$33	$13	$12	$21
Total Assets	1,048	33	13	12	21

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,048	33	13	12	21

Net Assets:
Contracts in Accumulation Period	1,048	33	13	12	21
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$1,048	$33	$13	$12	$21

Investment Shares	75	2	1	3	2
Investments at Cost	$939	$31	$13	$9	$17

	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund
Assets:
Investments at Net Asset Value	$50	$116	$19,533	$20,405	$27
Total Assets	50	116	19,533	20,405	27

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	50	116	19,533	20,405	27

Net Assets:
Contracts in Accumulation Period	50	116	19,453	20,392	27
Contracts in Annuity Payment Period	—	—	80	13	—
Total Net Assets	$50	$116	$19,533	$20,405	$27

Investment Shares	1	10	537	1,759	9
Investments at Cost	$42	$116	$11,304	$21,906	$29
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	Invesco V.I. American Value Fund	Invesco V.I. Global Strategic Income Fund	JPMorgan Insurance Trust Core Bond Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio
Assets:
Investments at Net Asset Value	$33	$126	$2,322	$38	$6,528
Total Assets	33	126	2,322	38	6,528

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	33	126	2,322	38	6,528

Net Assets:
Contracts in Accumulation Period	33	126	2,322	38	6,528
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$33	$126	$2,322	$38	$6,528

Investment Shares	2	28	208	1	488
Investments at Cost	$32	$149	$2,331	$31	$6,510

	MFS VIT Utilities Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio
Assets:
Investments at Net Asset Value	$7	$26,023	$1,740	$6,441	$11,860
Total Assets	7	26,023	1,740	6,441	11,860

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	7	26,023	1,740	6,441	11,860

Net Assets:
Contracts in Accumulation Period	7	26,023	1,740	6,441	11,860
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$7	$26,023	$1,740	$6,441	$11,860

Investment Shares	—	2,495	225	514	1,230
Investments at Cost	$6	$24,374	$2,086	$6,762	$11,917
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio
Assets:
Investments at Net Asset Value	$60,731	$374	$84	$27,530	$10,011
Total Assets	60,731	374	84	27,530	10,011

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	60,731	374	84	27,530	10,011

Net Assets:
Contracts in Accumulation Period	60,731	374	84	27,530	9,989
Contracts in Annuity Payment Period	—	—	—	—	22
Total Net Assets	$60,731	$374	$84	$27,530	$10,011

Investment Shares	7,649	33	8	1,968	1,042
Investments at Cost	$59,771	$423	$86	$25,879	$9,347

	PIMCO VIT Total Return Portfolio	T. Rowe Price Equity Income Portfolio	Templeton Global Bond VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$92,360	$65	$51,973	$2,108,199
Total Assets	92,360	65	51,973	2,108,199

Liabilities:
Total Liabilities	—	—	—	—
Net Assets:	92,360	65	51,973	2,108,199

Net Assets:
Contracts in Accumulation Period	92,360	65	51,953	2,107,707
Contracts in Annuity Payment Period	—	—	20	492
Total Net Assets	$92,360	$65	$51,973	$2,108,199

Investment Shares	8,584	2	3,956	192,860
Investments at Cost	$94,862	$61	$65,189	$1,908,800

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2021
(In thousands)

The following open/available funds had no assets or liabilities as of December 31, 2021 and therefore, were not listed in the Statements of Assets and Liabilities:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$522	$—	$1,337	$40

Expenses:
Mortality and Expense Risk Charges	515	13	1,426	77
Investment Income (Loss), Net	7	(13)	(89)	(37)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,387	—	4,251	132
Realized Gains (Losses) on Sales of Investments, Net	982	(4)	1,614	29
Realized Gains (Losses) on Investments, Net	2,369	(4)	5,865	161
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(80)	(10)	4,182	(297)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,289	(14)	10,047	(136)
Net Increase (Decrease) in Net Assets From Operations	$2,296	$(27)	$9,958	$(173)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$57	$791	$48	$497

Expenses:
Mortality and Expense Risk Charges	53	1,526	23	323
Investment Income (Loss), Net	4	(735)	25	174
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	151	2,109	33	374
Realized Gains (Losses) on Sales of Investments, Net	8	959	7	151
Realized Gains (Losses) on Investments, Net	159	3,068	40	525
Net Change in Unrealized Appreciation
(Depreciation) on Investments	178	6,271	(78)	(965)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	337	9,339	(38)	(440)
Net Increase (Decrease) in Net Assets From Operations	$341	$8,604	$(13)	$(266)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$54	$—	$140	$295

Expenses:
Mortality and Expense Risk Charges	131	375	86	441
Investment Income (Loss), Net	(77)	(375)	54	(146)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	287	—	88	1,127
Realized Gains (Losses) on Investments, Net	287	—	88	1,127
Net Change in Unrealized Appreciation
(Depreciation) on Investments	548	—	334	652
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	835	—	422	1,779
Net Increase (Decrease) in Net Assets From Operations	$758	$(375)	$476	$1,633

	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$45	$71	$168	$729

Expenses:
Mortality and Expense Risk Charges	46	39	501	1,428
Investment Income (Loss), Net	(1)	32	(333)	(699)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	158	328	1,016	1,415
Realized Gains (Losses) on Sales of Investments, Net	(3)	8	2,124	664
Realized Gains (Losses) on Investments, Net	155	336	3,140	2,079
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(238)	178	2,042	5,733
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(83)	514	5,182	7,812
Net Increase (Decrease) in Net Assets From Operations	$(84)	$546	$4,849	$7,113
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$10	$57	$31	$47

Expenses:
Mortality and Expense Risk Charges	9	109	20	74
Investment Income (Loss), Net	1	(52)	11	(27)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	11	75	101	150
Realized Gains (Losses) on Sales of Investments, Net	16	124	4	67
Realized Gains (Losses) on Investments, Net	27	199	105	217
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(60)	(400)	115	362
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(33)	(201)	220	579
Net Increase (Decrease) in Net Assets From Operations	$(32)	$(253)	$231	$552

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$755	$127	$841	$1,612

Expenses:
Mortality and Expense Risk Charges	604	152	517	1,256
Investment Income (Loss), Net	151	(25)	324	356
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,184	577	1,166	—
Realized Gains (Losses) on Sales of Investments, Net	903	278	849	143
Realized Gains (Losses) on Investments, Net	3,087	855	2,015	143
Net Change in Unrealized Appreciation
(Depreciation) on Investments	288	323	694	4,858
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	3,375	1,178	2,709	5,001
Net Increase (Decrease) in Net Assets From Operations	$3,526	$1,153	$3,033	$5,357
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$515	$4,031	$1,295	$5,879

Expenses:
Mortality and Expense Risk Charges	345	3,201	1,321	5,263
Investment Income (Loss), Net	170	830	(26)	616
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	5,075	25,289
Realized Gains (Losses) on Sales of Investments, Net	219	995	926	6,459
Realized Gains (Losses) on Investments, Net	219	995	6,001	31,748
Net Change in Unrealized Appreciation
(Depreciation) on Investments	533	16,051	(459)	13,971
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	752	17,046	5,542	45,719
Net Increase (Decrease) in Net Assets From Operations	$922	$17,876	$5,516	$46,335

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$1,190	$6,763	$32	$70

Expenses:
Mortality and Expense Risk Charges	1,016	2,930	65	574
Investment Income (Loss), Net	174	3,833	(33)	(504)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	4,458	8,782	786	3,163
Realized Gains (Losses) on Sales of Investments, Net	1,436	4,435	103	2,932
Realized Gains (Losses) on Investments, Net	5,894	13,217	889	6,095
Net Change in Unrealized Appreciation
(Depreciation) on Investments	712	10,337	194	510
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	6,606	23,554	1,083	6,605
Net Increase (Decrease) in Net Assets From Operations	$6,780	$27,387	$1,050	$6,101
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$307	$298	$447	$9

Expenses:
Mortality and Expense Risk Charges	209	425	924	13
Investment Income (Loss), Net	98	(127)	(477)	(4)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	62	70	2,324	26
Realized Gains (Losses) on Sales of Investments, Net	68	687	4,856	14
Realized Gains (Losses) on Investments, Net	130	757	7,180	40
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,684	3,238	3,625	125
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,814	3,995	10,805	165
Net Increase (Decrease) in Net Assets From Operations	$2,912	$3,868	$10,328	$161

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Global Allocation V.I. Fund	ClearBridge Variable Aggressive Growth Portfolio
			(A)
Investment Income:
Dividends Reinvested in Fund Shares	$107	$238	$—	$—

Expenses:
Mortality and Expense Risk Charges	383	519	585	—
Investment Income (Loss), Net	(276)	(281)	(585)	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	420	2,768	—	12
Realized Gains (Losses) on Sales of Investments, Net	941	1,390	13,287	1
Realized Gains (Losses) on Investments, Net	1,361	4,158	13,287	13
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,420	(251)	(9,492)	(7)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	3,781	3,907	3,795	6
Net Increase (Decrease) in Net Assets From Operations	$3,505	$3,626	$3,210	$6
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Natural Resources Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$14	$—	$—

Expenses:
Mortality and Expense Risk Charges	1	24	—	—
Investment Income (Loss), Net	(1)	(10)	—	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5	79	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	21	—	—
Realized Gains (Losses) on Investments, Net	5	100	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11	152	2	2
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	16	252	2	2
Net Increase (Decrease) in Net Assets From Operations	$15	$242	$2	$2

	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio
		(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$—	$5	$26	$—

Expenses:
Mortality and Expense Risk Charges	—	13	67	—
Investment Income (Loss), Net	—	(8)	(41)	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	3	27	136	8
Realized Gains (Losses) on Sales of Investments, Net	1	338	995	8
Realized Gains (Losses) on Investments, Net	4	365	1,131	16
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4)	(288)	(604)	(1)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	77	527	15
Net Increase (Decrease) in Net Assets From Operations	$—	$69	$486	$15
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
		(A)	(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3	$85	$5,263	$—

Expenses:
Mortality and Expense Risk Charges	—	62	846	126
Investment Income (Loss), Net	3	23	4,417	(126)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	(665)	4,449	1,153
Realized Gains (Losses) on Investments, Net	2	(665)	4,449	1,153
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(2)	872	693	786
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	207	5,142	1,939
Net Increase (Decrease) in Net Assets From Operations	$3	$230	$9,559	$1,813

	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$178	$539	$—	$—

Expenses:
Mortality and Expense Risk Charges	298	368	—	—
Investment Income (Loss), Net	(120)	171	—	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	573	—	2	—
Realized Gains (Losses) on Sales of Investments, Net	621	(245)	—	—
Realized Gains (Losses) on Investments, Net	1,194	(245)	2	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,960	(694)	(2)	4
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4,154	(939)	—	4
Net Increase (Decrease) in Net Assets From Operations	$4,034	$(768)	$—	$4
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	Invesco V.I. Global Strategic Income Fund	JPMorgan Insurance Trust Core Bond Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$6	$46	$—	$162

Expenses:
Mortality and Expense Risk Charges	3	40	—	97
Investment Income (Loss), Net	3	6	—	65
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	38	—	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	5	—	47
Realized Gains (Losses) on Investments, Net	(1)	43	—	47
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(9)	(128)	2	(281)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(10)	(85)	2	(234)
Net Increase (Decrease) in Net Assets From Operations	$(7)	$(79)	$2	$(169)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
		(A)
Investment Income:
Dividends Reinvested in Fund Shares	$—	$1,420	$18	$74

Expenses:
Mortality and Expense Risk Charges	—	175	309	42
Investment Income (Loss), Net	—	1,245	(291)	32
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	1,121	—
Realized Gains (Losses) on Sales of Investments, Net	—	2,196	158	(168)
Realized Gains (Losses) on Investments, Net	—	2,196	1,279	(168)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	(924)	698	599
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1	1,272	1,977	431
Net Increase (Decrease) in Net Assets From Operations	$1	$2,517	$1,686	$463
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio
	(A)		(A)
Investment Income:
Dividends Reinvested in Fund Shares	$139	$312	$120	$231

Expenses:
Mortality and Expense Risk Charges	118	119	27	174
Investment Income (Loss), Net	21	193	93	57
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	288	—	43	68
Realized Gains (Losses) on Sales of Investments, Net	154	(45)	(298)	21
Realized Gains (Losses) on Investments, Net	442	(45)	(255)	89
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(414)	(469)	74	(476)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	28	(514)	(181)	(387)
Net Increase (Decrease) in Net Assets From Operations	$49	$(321)	$(88)	$(330)

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$294	$2,839	$7	$1

Expenses:
Mortality and Expense Risk Charges	107	1,014	6	—
Investment Income (Loss), Net	187	1,825	1	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,547	—	81	—
Realized Gains (Losses) on Sales of Investments, Net	177	290	(31)	—
Realized Gains (Losses) on Investments, Net	1,724	290	50	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,193)	(861)	(95)	(1)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	531	(571)	(45)	(1)
Net Increase (Decrease) in Net Assets From Operations	$718	$1,254	$(44)	$—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$1,410	$12	$1,606	$—

Expenses:
Mortality and Expense Risk Charges	479	196	1,437	—
Investment Income (Loss), Net	931	(184)	169	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	960	3,398	—
Realized Gains (Losses) on Sales of Investments, Net	288	79	(38)	52
Realized Gains (Losses) on Investments, Net	288	1,039	3,360	52
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(156)	698	(6,009)	(39)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	132	1,737	(2,649)	13
Net Increase (Decrease) in Net Assets From Operations	$1,063	$1,553	$(2,480)	$13

	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$1	$—	$—	$100

Expenses:
Mortality and Expense Risk Charges	—	—	882	79
Investment Income (Loss), Net	1	—	(882)	21
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	8	(2,333)	(239)
Realized Gains (Losses) on Investments, Net	5	8	(2,333)	(239)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8	(6)	(524)	660
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	13	2	(2,857)	421
Net Increase (Decrease) in Net Assets From Operations	$14	$2	$(3,739)	$442
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2021
(In thousands)

Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$44,366

Expenses:
Mortality and Expense Risk Charges	34,626
Investment Income (Loss), Net	9,740
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	77,237
Realized Gains (Losses) on Sales of Investments, Net	56,172
Realized Gains (Losses) on Investments, Net	133,409
Net Change in Unrealized Appreciation
(Depreciation) on Investments	63,863
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	197,272
Net Increase (Decrease) in Net Assets From Operations	$207,012

(A)	Fund terminated in 2021. See Footnote 1 for further details.

The following open/available funds had no activity for the year or period ended December 31, 2021 and therefore, were not listed in the Statements of Operations:

BlackRock Equity Dividend V.I. Fund
BNY Mellon VIF Appreciation Portfolio (A)
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Mid Cap Growth Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Eaton Vance VT Floating-Rate Income Fund
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund
Franklin Strategic Income VIP Fund (A)
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$7	$57	$(13)	$6
Realized Gains (Losses) on Investments, Net	2,369	1,308	(4)	(14)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(80)	1,272	(10)	2
Net Increase (Decrease) in Net Assets From Operations	2,296	2,637	(27)	(6)
Contract Transactions-All Products
Purchase Payments	43	42	18	46
Transfers Between Funds or (to) from General Account	2,290	992	281	(37)
Surrenders and Terminations	(3,845)	(1,343)	—	(146)
Rescissions	—	—	—	—
Bonus (Recapture)	1	—	—	—
Contract Maintenance Charge	(2)	(2)	—	—
Rider Charge	(290)	(265)	(9)	(8)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,803)	(576)	290	(145)
Increase (Decrease) in Net Assets	493	2,061	263	(151)
Net Assets at Beginning of Period	28,639	26,578	768	919
Net Assets at End of Period	$29,132	$28,639	$1,031	$768
Changes in Units
Issued	120	59	31	5
Redeemed	(211)	(95)	(1)	(19)
Net Increase (Decrease)	(91)	(36)	30	(14)

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(89)	$1,239	$(37)	$40
Realized Gains (Losses) on Investments, Net	5,865	4,406	161	82
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,182	1,341	(297)	158
Net Increase (Decrease) in Net Assets From Operations	9,958	6,986	(173)	280
Contract Transactions-All Products
Purchase Payments	218	234	64	226
Transfers Between Funds or (to) from General Account	(3,922)	(2,798)	502	199
Surrenders and Terminations	(7,691)	(5,551)	(550)	(341)
Rescissions	(43)	—	—	—
Bonus (Recapture)	—	—	2	—
Contract Maintenance Charge	(6)	(8)	—	—
Rider Charge	(1,424)	(1,513)	(60)	(59)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(12,868)	(9,636)	(42)	25
Increase (Decrease) in Net Assets	(2,910)	(2,650)	(215)	305
Net Assets at Beginning of Period	87,949	90,599	5,142	4,837
Net Assets at End of Period	$85,039	$87,949	$4,927	$5,142
Changes in Units
Issued	10	12	46	34
Redeemed	(586)	(529)	(50)	(32)
Net Increase (Decrease)	(576)	(517)	(4)	2
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1		AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$—	$(735)	$199
Realized Gains (Losses) on Investments, Net	159	—	3,068	1,057
Net Change in Unrealized Appreciation
(Depreciation) on Investments	178	—	6,271	1,344
Net Increase (Decrease) in Net Assets From Operations	341	—	8,604	2,600
Contract Transactions-All Products
Purchase Payments	123	—	209	12
Transfers Between Funds or (to) from General Account	6,954	—	125,218	(65)
Surrenders and Terminations	(248)	—	(7,535)	(1,935)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(2)	—	(11)	(3)
Rider Charge	—	—	(1,322)	(460)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	6,827	—	116,559	(2,451)
Increase (Decrease) in Net Assets	7,168	—	125,163	149
Net Assets at Beginning of Period	—	—	25,460	25,311
Net Assets at End of Period	$7,168	$—	$150,623	$25,460
Changes in Units
Issued	708	—	6,431	1
Redeemed	(33)	—	(446)	(150)
Net Increase (Decrease)	675	—	5,985	(149)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$25	$43	$174	$290
Realized Gains (Losses) on Investments, Net	40	18	525	297
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(78)	76	(965)	716
Net Increase (Decrease) in Net Assets From Operations	(13)	137	(266)	1,303
Contract Transactions-All Products
Purchase Payments	—	—	214	121
Transfers Between Funds or (to) from General Account	(16)	9	2,610	(429)
Surrenders and Terminations	(74)	(284)	(2,332)	(1,948)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	13	—
Contract Maintenance Charge	(1)	(1)	(3)	(3)
Rider Charge	—	—	(182)	(195)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(91)	(276)	320	(2,454)
Increase (Decrease) in Net Assets	(104)	(139)	54	(1,151)
Net Assets at Beginning of Period	1,739	1,878	19,319	20,470
Net Assets at End of Period	$1,635	$1,739	$19,373	$19,319
Changes in Units
Issued	—	1	245	10
Redeemed	(8)	(25)	(217)	(231)
Net Increase (Decrease)	(8)	(24)	28	(221)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL Gateway Fund		AZL Government Money Market Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(77)	$(39)	$(375)	$(351)
Realized Gains (Losses) on Investments, Net	287	205	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	548	229	—	—
Net Increase (Decrease) in Net Assets From Operations	758	395	(375)	(351)
Contract Transactions-All Products
Purchase Payments	107	—	189,487	130,093
Transfers Between Funds or (to) from General Account	427	(189)	(171,520)	(96,144)
Surrenders and Terminations	(523)	(554)	(15,263)	(19,100)
Rescissions	—	—	(1,839)	(589)
Bonus (Recapture)	6	—	22	63
Contract Maintenance Charge	—	(1)	(7)	(7)
Rider Charge	(157)	(154)	(362)	(349)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(140)	(898)	518	13,967
Increase (Decrease) in Net Assets	618	(503)	143	13,616
Net Assets at Beginning of Period	7,736	8,239	45,883	32,267
Net Assets at End of Period	$8,354	$7,736	$46,026	$45,883
Changes in Units
Issued	40	—	14,494	10,052
Redeemed	(46)	(69)	(14,624)	(8,848)
Net Increase (Decrease)	(6)	(69)	(130)	1,204

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$54	$172	$(146)	$190
Realized Gains (Losses) on Investments, Net	88	27	1,127	260
Net Change in Unrealized Appreciation
(Depreciation) on Investments	334	69	652	469
Net Increase (Decrease) in Net Assets From Operations	476	268	1,633	919
Contract Transactions-All Products
Purchase Payments	—	—	105	19
Transfers Between Funds or (to) from General Account	13	(2)	(1,127)	(628)
Surrenders and Terminations	(391)	(404)	(2,653)	(2,126)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	5	(3)
Contract Maintenance Charge	(2)	(2)	(2)	(3)
Rider Charge	—	—	(56)	(69)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(380)	(408)	(3,728)	(2,810)
Increase (Decrease) in Net Assets	96	(140)	(2,095)	(1,891)
Net Assets at Beginning of Period	5,410	5,550	21,214	23,105
Net Assets at End of Period	$5,506	$5,410	$19,119	$21,214
Changes in Units
Issued	1	—	7	1
Redeemed	(28)	(35)	(264)	(223)
Net Increase (Decrease)	(27)	(35)	(257)	(222)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL MetWest Total Return Bond Fund		AZL Mid Cap Index Fund Class 1
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1)	$35	$32	$55
Realized Gains (Losses) on Investments, Net	155	122	336	135
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(238)	3	178	100
Net Increase (Decrease) in Net Assets From Operations	(84)	160	546	290
Contract Transactions-All Products
Purchase Payments	1	7	—	—
Transfers Between Funds or (to) from General Account	195	578	(19)	(2)
Surrenders and Terminations	(139)	(373)	(299)	(111)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	(40)	(37)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	17	175	(319)	(114)
Increase (Decrease) in Net Assets	(67)	335	227	176
Net Assets at Beginning of Period	3,015	2,680	2,577	2,401
Net Assets at End of Period	$2,948	$3,015	$2,804	$2,577
Changes in Units
Issued	17	49	—	—
Redeemed	(16)	(36)	(18)	(9)
Net Increase (Decrease)	1	13	(18)	(9)

	AZL Mid Cap Index Fund Class 2		AZL Moderate Index Strategy Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(333)	$(193)	$(699)	$78
Realized Gains (Losses) on Investments, Net	3,140	715	2,079	989
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,042	2,316	5,733	2,343
Net Increase (Decrease) in Net Assets From Operations	4,849	2,838	7,113	3,410
Contract Transactions-All Products
Purchase Payments	192	32	113	57
Transfers Between Funds or (to) from General Account	(3,636)	(2,106)	87,961	390
Surrenders and Terminations	(3,096)	(2,438)	(7,285)	(2,835)
Rescissions	—	—	(22)	—
Bonus (Recapture)	11	—	2	—
Contract Maintenance Charge	(2)	(3)	(7)	(3)
Rider Charge	(95)	(118)	(1,271)	(519)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,626)	(4,633)	79,491	(2,910)
Increase (Decrease) in Net Assets	(1,777)	(1,795)	86,604	500
Net Assets at Beginning of Period	25,166	26,961	34,602	34,102
Net Assets at End of Period	$23,389	$25,166	$121,206	$34,602
Changes in Units
Issued	7	2	3,470	26
Redeemed	(227)	(195)	(326)	(158)
Net Increase (Decrease)	(220)	(193)	3,144	(132)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 1		AZL Morgan Stanley Global Real Estate Fund Class 2
	2021	2020 (B)	2021	2020 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$65	$—	$84
Realized Gains (Losses) on Investments, Net	—	(696)	—	(669)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	117	—	(73)
Net Increase (Decrease) in Net Assets From Operations	—	(514)	—	(658)
Contract Transactions-All Products
Purchase Payments	—	—	—	1
Transfers Between Funds or (to) from General Account	—	(1,452)	—	(1,759)
Surrenders and Terminations	—	(61)	—	(137)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	(1)
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(1,513)	—	(1,897)
Increase (Decrease) in Net Assets	—	(2,027)	—	(2,555)
Net Assets at Beginning of Period	—	2,027	—	2,555
Net Assets at End of Period	$—	$—	$—	$—
Changes in Units
Issued	—	—	—	—
Redeemed	—	(174)	—	(210)
Net Increase (Decrease)	—	(174)	—	(210)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$13	$(52)	$35
Realized Gains (Losses) on Investments, Net	27	53	199	137
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(60)	10	(400)	347
Net Increase (Decrease) in Net Assets From Operations	(32)	76	(253)	519
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	(18)	234	(205)
Surrenders and Terminations	(35)	(99)	(424)	(396)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	(4)	(5)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(35)	(117)	(194)	(606)
Increase (Decrease) in Net Assets	(67)	(41)	(447)	(87)
Net Assets at Beginning of Period	660	701	4,507	4,594
Net Assets at End of Period	$593	$660	$4,060	$4,507
Changes in Units
Issued	—	—	21	—
Redeemed	(2)	(10)	(33)	(57)
Net Increase (Decrease)	(2)	(10)	(12)	(57)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL MSCI Global Equity Index Fund Class 1		AZL MSCI Global Equity Index Fund Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11	$—	$(27)	$(3)
Realized Gains (Losses) on Investments, Net	105	—	217	43
Net Change in Unrealized Appreciation
(Depreciation) on Investments	115	—	362	8
Net Increase (Decrease) in Net Assets From Operations	231	—	552	48
Contract Transactions-All Products
Purchase Payments	14	—	53	—
Transfers Between Funds or (to) from General Account	2,547	—	5,866	(134)
Surrenders and Terminations	(101)	—	(685)	(83)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	—
Contract Maintenance Charge	(1)	—	(1)	—
Rider Charge	—	—	(10)	(2)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2,459	—	5,225	(219)
Increase (Decrease) in Net Assets	2,690	—	5,777	(171)
Net Assets at Beginning of Period	—	—	324	495
Net Assets at End of Period	$2,690	$—	$6,101	$324
Changes in Units
Issued	256	—	290	—
Redeemed	(10)	—	(32)	(11)
Net Increase (Decrease)	246	—	258	(11)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$151	$226	$(25)	$136
Realized Gains (Losses) on Investments, Net	3,087	1,458	855	412
Net Change in Unrealized Appreciation
(Depreciation) on Investments	288	11	323	(338)
Net Increase (Decrease) in Net Assets From Operations	3,526	1,695	1,153	210
Contract Transactions-All Products
Purchase Payments	1,102	1,195	246	262
Transfers Between Funds or (to) from General Account	645	689	(57)	(216)
Surrenders and Terminations	(3,843)	(3,144)	(711)	(297)
Rescissions	—	—	—	—
Bonus (Recapture)	3	—	11	—
Contract Maintenance Charge	(5)	(6)	(1)	(1)
Rider Charge	(595)	(593)	(146)	(139)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,693)	(1,859)	(658)	(391)
Increase (Decrease) in Net Assets	833	(164)	495	(181)
Net Assets at Beginning of Period	42,195	42,359	9,557	9,738
Net Assets at End of Period	$43,028	$42,195	$10,052	$9,557
Changes in Units
Issued	103	119	21	24
Redeemed	(264)	(256)	(68)	(57)
Net Increase (Decrease)	(161)	(137)	(47)	(33)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Balanced Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$324	$389	$356	$506
Realized Gains (Losses) on Investments, Net	2,015	203	143	1,441
Net Change in Unrealized Appreciation
(Depreciation) on Investments	694	1,057	4,858	(766)
Net Increase (Decrease) in Net Assets From Operations	3,033	1,649	5,357	1,181
Contract Transactions-All Products
Purchase Payments	256	581	424	913
Transfers Between Funds or (to) from General Account	(888)	(592)	(233)	(465)
Surrenders and Terminations	(3,047)	(1,896)	(9,586)	(6,834)
Rescissions	—	—	—	—
Bonus (Recapture)	8	5	—	—
Contract Maintenance Charge	(5)	(6)	(11)	(12)
Rider Charge	(446)	(458)	(1,067)	(1,111)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,122)	(2,366)	(10,473)	(7,509)
Increase (Decrease) in Net Assets	(1,089)	(717)	(5,116)	(6,328)
Net Assets at Beginning of Period	33,097	33,814	76,153	82,481
Net Assets at End of Period	$32,008	$33,097	$71,037	$76,153
Changes in Units
Issued	19	43	23	58
Redeemed	(285)	(221)	(623)	(535)
Net Increase (Decrease)	(266)	(178)	(600)	(477)

	AZL MVP Fusion Conservative Fund		AZL MVP Fusion Moderate Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$170	$148	$830	$1,060
Realized Gains (Losses) on Investments, Net	219	444	995	5,136
Net Change in Unrealized Appreciation
(Depreciation) on Investments	533	165	16,051	(1,390)
Net Increase (Decrease) in Net Assets From Operations	922	757	17,876	4,806
Contract Transactions-All Products
Purchase Payments	162	367	569	1,205
Transfers Between Funds or (to) from General Account	1,260	1,736	(7,098)	(1,308)
Surrenders and Terminations	(2,471)	(1,521)	(22,895)	(15,629)
Rescissions	—	—	(20)	—
Bonus (Recapture)	1	9	7	1
Contract Maintenance Charge	(2)	(3)	(23)	(26)
Rider Charge	(314)	(318)	(2,960)	(3,114)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,364)	270	(32,420)	(18,871)
Increase (Decrease) in Net Assets	(442)	1,027	(14,544)	(14,065)
Net Assets at Beginning of Period	21,898	20,871	204,047	218,112
Net Assets at End of Period	$21,456	$21,898	$189,503	$204,047
Changes in Units
Issued	87	152	32	76
Redeemed	(173)	(125)	(1,815)	(1,270)
Net Increase (Decrease)	(86)	27	(1,783)	(1,194)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(26)	$6,583	$616	$979
Realized Gains (Losses) on Investments, Net	6,001	3,234	31,748	15,347
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(459)	(4,984)	13,971	(6,903)
Net Increase (Decrease) in Net Assets From Operations	5,516	4,833	46,335	9,423
Contract Transactions-All Products
Purchase Payments	333	696	3,701	8,502
Transfers Between Funds or (to) from General Account	1,471	(2,711)	1,068	(2,429)
Surrenders and Terminations	(8,839)	(6,568)	(20,874)	(17,490)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	5	6
Contract Maintenance Charge	(12)	(14)	(29)	(33)
Rider Charge	(1,238)	(1,296)	(4,534)	(4,358)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(8,285)	(9,893)	(20,663)	(15,802)
Increase (Decrease) in Net Assets	(2,769)	(5,060)	25,672	(6,379)
Net Assets at Beginning of Period	88,279	93,339	324,506	330,885
Net Assets at End of Period	$85,510	$88,279	$350,178	$324,506
Changes in Units
Issued	121	51	239	510
Redeemed	(667)	(796)	(1,304)	(1,462)
Net Increase (Decrease)	(546)	(745)	(1,065)	(952)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$174	$236	$3,833	$2,166
Realized Gains (Losses) on Investments, Net	5,894	2,539	13,217	8,045
Net Change in Unrealized Appreciation
(Depreciation) on Investments	712	886	10,337	345
Net Increase (Decrease) in Net Assets From Operations	6,780	3,661	27,387	10,556
Contract Transactions-All Products
Purchase Payments	199	1,608	2,536	4,976
Transfers Between Funds or (to) from General Account	(2,046)	4,917	4,637	3,327
Surrenders and Terminations	(4,951)	(4,882)	(15,336)	(9,104)
Rescissions	—	—	—	—
Bonus (Recapture)	1	—	15	57
Contract Maintenance Charge	(7)	(8)	(17)	(18)
Rider Charge	(914)	(898)	(2,720)	(2,517)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7,718)	737	(10,885)	(3,279)
Increase (Decrease) in Net Assets	(938)	4,398	16,502	7,277
Net Assets at Beginning of Period	66,231	61,833	180,567	173,290
Net Assets at End of Period	$65,293	$66,231	$197,069	$180,567
Changes in Units
Issued	11	442	425	534
Redeemed	(425)	(359)	(1,010)	(765)
Net Increase (Decrease)	(414)	83	(585)	(231)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(33)	$(9)	$(504)	$(382)
Realized Gains (Losses) on Investments, Net	889	300	6,095	3,438
Net Change in Unrealized Appreciation
(Depreciation) on Investments	194	875	510	5,055
Net Increase (Decrease) in Net Assets From Operations	1,050	1,166	6,101	8,111
Contract Transactions-All Products
Purchase Payments	—	—	206	19
Transfers Between Funds or (to) from General Account	(26)	(49)	(2,582)	(4,074)
Surrenders and Terminations	(229)	(117)	(3,828)	(3,241)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	12	—
Contract Maintenance Charge	(1)	(1)	(3)	(3)
Rider Charge	—	—	(96)	(118)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(256)	(167)	(6,291)	(7,417)
Increase (Decrease) in Net Assets	794	999	(190)	694
Net Assets at Beginning of Period	4,288	3,289	27,959	27,265
Net Assets at End of Period	$5,082	$4,288	$27,769	$27,959
Changes in Units
Issued	—	—	5	1
Redeemed	(11)	(9)	(144)	(223)
Net Increase (Decrease)	(11)	(9)	(139)	(222)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$98	$182	$(127)	$4
Realized Gains (Losses) on Investments, Net	130	552	757	447
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,684	(742)	3,238	(563)
Net Increase (Decrease) in Net Assets From Operations	2,912	(8)	3,868	(112)
Contract Transactions-All Products
Purchase Payments	24	4	126	4
Transfers Between Funds or (to) from General Account	3,065	(67)	8,925	(382)
Surrenders and Terminations	(971)	(777)	(3,009)	(1,688)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	7	(4)
Contract Maintenance Charge	(4)	(4)	(2)	(2)
Rider Charge	—	—	(74)	(70)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2,114	(844)	5,973	(2,142)
Increase (Decrease) in Net Assets	5,026	(852)	9,841	(2,254)
Net Assets at Beginning of Period	11,950	12,802	15,543	17,797
Net Assets at End of Period	$16,976	$11,950	$25,384	$15,543
Changes in Units
Issued	202	—	397	—
Redeemed	(59)	(69)	(128)	(105)
Net Increase (Decrease)	143	(69)	269	(105)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(477)	$(158)	$(4)	$2
Realized Gains (Losses) on Investments, Net	7,180	4,622	40	16
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,625	1,623	125	22
Net Increase (Decrease) in Net Assets From Operations	10,328	6,087	161	40
Contract Transactions-All Products
Purchase Payments	69	60	—	—
Transfers Between Funds or (to) from General Account	(6,062)	(521)	(52)	2
Surrenders and Terminations	(5,448)	(4,881)	(16)	(59)
Rescissions	—	—	—	—
Bonus (Recapture)	2	(2)	—	—
Contract Maintenance Charge	(5)	(6)	—	—
Rider Charge	(161)	(200)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(11,605)	(5,550)	(68)	(57)
Increase (Decrease) in Net Assets	(1,277)	537	93	(17)
Net Assets at Beginning of Period	45,615	45,078	674	691
Net Assets at End of Period	$44,338	$45,615	$767	$674
Changes in Units
Issued	3	3	—	—
Redeemed	(428)	(260)	(3)	(6)
Net Increase (Decrease)	(425)	(257)	(3)	(6)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(276)	$(158)	$(281)	$(161)
Realized Gains (Losses) on Investments, Net	1,361	469	4,158	2,724
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,420	975	(251)	530
Net Increase (Decrease) in Net Assets From Operations	3,505	1,286	3,626	3,093
Contract Transactions-All Products
Purchase Payments	146	17	33	18
Transfers Between Funds or (to) from General Account	(1,046)	(241)	280	(922)
Surrenders and Terminations	(1,992)	(1,343)	(2,781)	(2,417)
Rescissions	—	—	—	—
Bonus (Recapture)	8	(2)	2	—
Contract Maintenance Charge	(1)	(2)	(2)	(3)
Rider Charge	(18)	(21)	(42)	(51)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,903)	(1,592)	(2,510)	(3,375)
Increase (Decrease) in Net Assets	602	(306)	1,116	(282)
Net Assets at Beginning of Period	15,859	16,165	23,850	24,132
Net Assets at End of Period	$16,461	$15,859	$24,966	$23,850
Changes in Units
Issued	5	5	18	1
Redeemed	(118)	(78)	(98)	(152)
Net Increase (Decrease)	(113)	(73)	(80)	(151)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	BlackRock Global Allocation V.I. Fund		ClearBridge Variable Aggressive Growth Portfolio
	2021 (A)	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(585)	$(329)	$—	$—
Realized Gains (Losses) on Investments, Net	13,287	5,101	13	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(9,492)	7,722	(7)	6
Net Increase (Decrease) in Net Assets From Operations	3,210	12,494	6	8
Contract Transactions-All Products
Purchase Payments	34	77	—	—
Transfers Between Funds or (to) from General Account	(76,403)	(5,339)	—	(32)
Surrenders and Terminations	(2,856)	(6,831)	(26)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(4)	(9)	—	—
Rider Charge	(589)	(1,313)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(79,818)	(13,415)	(26)	(32)
Increase (Decrease) in Net Assets	(76,608)	(921)	(20)	(24)
Net Assets at Beginning of Period	76,608	77,529	57	81
Net Assets at End of Period	$—	$76,608	$37	$57
Changes in Units
Issued	2	5	—	—
Redeemed	(4,681)	(948)	(1)	(1)
Net Increase (Decrease)	(4,679)	(943)	(1)	(1)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1)	$—	$(10)	$(7)
Realized Gains (Losses) on Investments, Net	5	2	100	47
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11	11	152	(111)
Net Increase (Decrease) in Net Assets From Operations	15	13	242	(71)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	(53)	35
Surrenders and Terminations	—	—	(47)	(78)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	(100)	(43)
Increase (Decrease) in Net Assets	15	13	142	(114)
Net Assets at Beginning of Period	42	29	906	1,020
Net Assets at End of Period	$57	$42	$1,048	$906
Changes in Units
Issued	—	—	—	3
Redeemed	—	—	(4)	(5)
Net Increase (Decrease)	—	—	(4)	(2)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	Delaware Ivy VIP Growth Portfolio		Delaware Ivy VIP Mid Cap Growth Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	—	—	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	—	—	—
Net Increase (Decrease) in Net Assets From Operations	2	—	—	—
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	31	—	13	—
Surrenders and Terminations	—	—	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	31	—	13	—
Increase (Decrease) in Net Assets	33	—	13	—
Net Assets at Beginning of Period	—	—	—	—
Net Assets at End of Period	$33	$—	$13	$—
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—

	Delaware Ivy VIP Natural Resources Portfolio		Eaton Vance VT Floating-Rate Income Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	—	—	—	(5)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	1	—	6
Net Increase (Decrease) in Net Assets From Operations	2	1	—	1
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	1	9	—	(239)
Surrenders and Terminations	—	(1)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1	8	—	(239)
Increase (Decrease) in Net Assets	3	9	—	(238)
Net Assets at Beginning of Period	9	—	—	238
Net Assets at End of Period	$12	$9	$—	$—
Changes in Units
Issued	—	1	—	—
Redeemed	—	—	—	(14)
Net Increase (Decrease)	—	1	—	(14)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	Fidelity VIP Emerging Markets Portfolio		Fidelity VIP FundsManager 50% Portfolio
	2021	2020	2021 (A)	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(8)	$(12)
Realized Gains (Losses) on Investments, Net	4	3	365	70
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4)	2	(288)	142
Net Increase (Decrease) in Net Assets From Operations	—	5	69	200
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	(5)	(1,762)	(135)
Surrenders and Terminations	(2)	—	(53)	(142)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	(13)	(31)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2)	(5)	(1,828)	(308)
Increase (Decrease) in Net Assets	(2)	—	(1,759)	(108)
Net Assets at Beginning of Period	23	23	1,759	1,867
Net Assets at End of Period	$21	$23	$—	$1,759
Changes in Units
Issued	—	—	—	—
Redeemed	—	(1)	(96)	(19)
Net Increase (Decrease)	—	(1)	(96)	(19)

	Fidelity VIP FundsManager 60% Portfolio		Fidelity VIP Mid Cap Portfolio
	2021 (A)	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(41)	$(61)	$—	$—
Realized Gains (Losses) on Investments, Net	1,131	148	16	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(604)	1,007	(1)	10
Net Increase (Decrease) in Net Assets From Operations	486	1,094	15	10
Contract Transactions-All Products
Purchase Payments	—	1	—	—
Transfers Between Funds or (to) from General Account	(9,108)	(316)	—	8
Surrenders and Terminations	(681)	(655)	(28)	(1)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	(1)	—	—
Rider Charge	(64)	(156)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,853)	(1,127)	(28)	7
Increase (Decrease) in Net Assets	(9,367)	(33)	(13)	17
Net Assets at Beginning of Period	9,367	9,400	63	46
Net Assets at End of Period	$—	$9,367	$50	$63
Changes in Units
Issued	—	—	—	—
Redeemed	(512)	(69)	—	—
Net Increase (Decrease)	(512)	(69)	—	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	Fidelity VIP Strategic Income Portfolio		Franklin Allocation VIP Fund
	2021	2020	2021 (A)	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3	$2	$23	$(55)
Realized Gains (Losses) on Investments, Net	2	1	(665)	1,211
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(2)	2	872	(724)
Net Increase (Decrease) in Net Assets From Operations	3	5	230	432
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	51	—	(5,146)	(113)
Surrenders and Terminations	—	(1)	(691)	(421)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	(1)
Rider Charge	—	—	(1)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	51	(1)	(5,838)	(538)
Increase (Decrease) in Net Assets	54	4	(5,608)	(106)
Net Assets at Beginning of Period	62	58	5,608	5,714
Net Assets at End of Period	$116	$62	$—	$5,608
Changes in Units
Issued	2	—	—	—
Redeemed	—	—	(442)	(48)
Net Increase (Decrease)	2	—	(442)	(48)

	Franklin Income VIP Fund		Franklin Mutual Shares VIP Fund
	2021 (A)	2020	2021 (A)	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4,417	$4,743	$(126)	$117
Realized Gains (Losses) on Investments, Net	4,449	(846)	1,153	92
Net Change in Unrealized Appreciation
(Depreciation) on Investments	693	(5,520)	786	(1,350)
Net Increase (Decrease) in Net Assets From Operations	9,559	(1,623)	1,813	(1,141)
Contract Transactions-All Products
Purchase Payments	104	295	—	—
Transfers Between Funds or (to) from General Account	(116,830)	918	(14,515)	(79)
Surrenders and Terminations	(5,207)	(8,620)	(926)	(1,406)
Rescissions	—	—	—	—
Bonus (Recapture)	1	1	—	—
Contract Maintenance Charge	(8)	(20)	(1)	(3)
Rider Charge	(612)	(1,344)	(18)	(46)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(122,552)	(8,770)	(15,460)	(1,534)
Increase (Decrease) in Net Assets	(112,993)	(10,393)	(13,647)	(2,675)
Net Assets at Beginning of Period	112,993	123,386	13,647	16,322
Net Assets at End of Period	$—	$112,993	$—	$13,647
Changes in Units
Issued	1	22	—	3
Redeemed	(1,558)	(148)	(444)	(51)
Net Increase (Decrease)	(1,557)	(126)	(444)	(48)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	Franklin Rising Dividends VIP Fund		Franklin U.S. Government Securities VIP Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(120)	$(39)	$171	$407
Realized Gains (Losses) on Investments, Net	1,194	1,198	(245)	(115)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,960	923	(694)	222
Net Increase (Decrease) in Net Assets From Operations	4,034	2,082	(768)	514
Contract Transactions-All Products
Purchase Payments	—	—	4	13
Transfers Between Funds or (to) from General Account	(60)	(139)	1,070	981
Surrenders and Terminations	(1,339)	(1,486)	(3,153)	(2,446)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(4)	(5)	(4)	(5)
Rider Charge	—	—	(196)	(222)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,403)	(1,630)	(2,279)	(1,679)
Increase (Decrease) in Net Assets	2,631	452	(3,047)	(1,165)
Net Assets at Beginning of Period	16,902	16,450	23,452	24,617
Net Assets at End of Period	$19,533	$16,902	$20,405	$23,452
Changes in Units
Issued	—	—	39	34
Redeemed	(13)	(20)	(124)	(93)
Net Increase (Decrease)	(13)	(20)	(85)	(59)

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. American Value Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	2	—	—	(4)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(2)	1	4	2
Net Increase (Decrease) in Net Assets From Operations	—	1	4	(2)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	21	—	14	(9)
Surrenders and Terminations	—	—	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	21	—	14	(9)
Increase (Decrease) in Net Assets	21	1	18	(11)
Net Assets at Beginning of Period	6	5	15	26
Net Assets at End of Period	$27	$6	$33	$15
Changes in Units
Issued	1	—	1	—
Redeemed	—	—	—	(1)
Net Increase (Decrease)	1	—	1	(1)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	Invesco V.I. Global Strategic Income Fund		JPMorgan Insurance Trust Core Bond Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3	$5	$6	$9
Realized Gains (Losses) on Investments, Net	(1)	(2)	43	84
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(9)	(2)	(128)	52
Net Increase (Decrease) in Net Assets From Operations	(7)	1	(79)	145
Contract Transactions-All Products
Purchase Payments	—	—	198	440
Transfers Between Funds or (to) from General Account	—	—	202	766
Surrenders and Terminations	(8)	(9)	(662)	(739)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	(32)	(30)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(8)	(9)	(292)	437
Increase (Decrease) in Net Assets	(15)	(8)	(371)	582
Net Assets at Beginning of Period	141	149	2,693	2,111
Net Assets at End of Period	$126	$141	$2,322	$2,693
Changes in Units
Issued	—	—	27	85
Redeemed	—	(1)	(45)	(53)
Net Increase (Decrease)	—	(1)	(18)	32

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$65	$124
Realized Gains (Losses) on Investments, Net	—	—	47	103
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	2	(281)	181
Net Increase (Decrease) in Net Assets From Operations	2	2	(169)	408
Contract Transactions-All Products
Purchase Payments	—	—	78	183
Transfers Between Funds or (to) from General Account	22	—	55	930
Surrenders and Terminations	—	—	(501)	(1,016)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	4	4
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	—	—	(72)	(85)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	22	—	(437)	15
Increase (Decrease) in Net Assets	24	2	(606)	423
Net Assets at Beginning of Period	14	12	7,134	6,711
Net Assets at End of Period	$38	$14	$6,528	$7,134
Changes in Units
Issued	—	—	10	55
Redeemed	—	—	(30)	(55)
Net Increase (Decrease)	—	—	(20)	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	MFS VIT Utilities Portfolio		PIMCO VIT All Asset Portfolio
	2021	2020	2021 (A)	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$1,245	$748
Realized Gains (Losses) on Investments, Net	—	—	2,196	(207)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	—	(924)	742
Net Increase (Decrease) in Net Assets From Operations	1	—	2,517	1,283
Contract Transactions-All Products
Purchase Payments	—	—	71	126
Transfers Between Funds or (to) from General Account	—	—	(24,623)	(501)
Surrenders and Terminations	—	—	(1,076)	(2,338)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	—
Contract Maintenance Charge	—	—	(2)	(4)
Rider Charge	—	—	(163)	(365)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	(25,792)	(3,082)
Increase (Decrease) in Net Assets	1	—	(23,275)	(1,799)
Net Assets at Beginning of Period	6	6	23,275	25,074
Net Assets at End of Period	$7	$6	$—	$23,275
Changes in Units
Issued	—	—	3	7
Redeemed	—	—	(1,224)	(183)
Net Increase (Decrease)	—	—	(1,221)	(176)

	PIMCO VIT Balanced Allocation Portfolio		PIMCO VIT CommodityRealReturn Strategy Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(291)	$(65)	$32	$66
Realized Gains (Losses) on Investments, Net	1,279	901	(168)	(386)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	698	215	599	303
Net Increase (Decrease) in Net Assets From Operations	1,686	1,051	463	(17)
Contract Transactions-All Products
Purchase Payments	144	121	11	—
Transfers Between Funds or (to) from General Account	13,881	(172)	(208)	38
Surrenders and Terminations	(1,673)	(1,032)	(230)	(242)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	(3)
Contract Maintenance Charge	(3)	(2)	—	—
Rider Charge	(300)	(162)	(3)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	12,049	(1,247)	(429)	(210)
Increase (Decrease) in Net Assets	13,735	(196)	34	(227)
Net Assets at Beginning of Period	12,288	12,484	1,706	1,933
Net Assets at End of Period	$26,023	$12,288	$1,740	$1,706
Changes in Units
Issued	1,040	10	2	13
Redeemed	(145)	(116)	(71)	(51)
Net Increase (Decrease)	895	(106)	(69)	(38)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	PIMCO VIT Dynamic Bond Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2021 (A)	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$21	$208	$193	$218
Realized Gains (Losses) on Investments, Net	442	(34)	(45)	(46)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(414)	309	(469)	201
Net Increase (Decrease) in Net Assets From Operations	49	483	(321)	373
Contract Transactions-All Products
Purchase Payments	1	10	—	—
Transfers Between Funds or (to) from General Account	(15,415)	301	699	249
Surrenders and Terminations	(1,255)	(1,677)	(1,777)	(820)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(3)	(1)	(1)
Rider Charge	(91)	(221)	(83)	(93)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,761)	(1,590)	(1,162)	(665)
Increase (Decrease) in Net Assets	(16,712)	(1,107)	(1,483)	(292)
Net Assets at Beginning of Period	16,712	17,819	7,924	8,216
Net Assets at End of Period	$—	$16,712	$6,441	$7,924
Changes in Units
Issued	—	26	34	14
Redeemed	(1,487)	(174)	(93)	(48)
Net Increase (Decrease)	(1,487)	(148)	(59)	(34)

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)		PIMCO VIT Global Core Bond (Hedged) Portfolio
	2021 (A)	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$93	$18	$57	$421
Realized Gains (Losses) on Investments, Net	(255)	(82)	89	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	74	323	(476)	73
Net Increase (Decrease) in Net Assets From Operations	(88)	259	(330)	563
Contract Transactions-All Products
Purchase Payments	3	3	63	20
Transfers Between Funds or (to) from General Account	(2,589)	37	4,752	263
Surrenders and Terminations	(839)	(424)	(1,648)	(1,245)
Rescissions	—	—	—	—
Bonus (Recapture)	—	(1)	4	—
Contract Maintenance Charge	—	—	(2)	(2)
Rider Charge	(12)	(29)	(128)	(118)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,437)	(414)	3,041	(1,082)
Increase (Decrease) in Net Assets	(3,525)	(155)	2,711	(519)
Net Assets at Beginning of Period	3,525	3,680	9,149	9,668
Net Assets at End of Period	$—	$3,525	$11,860	$9,149
Changes in Units
Issued	—	2	466	26
Redeemed	(263)	(35)	(167)	(133)
Net Increase (Decrease)	(263)	(33)	299	(107)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio		PIMCO VIT High Yield Portfolio
	2021 (A)	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$187	$893	$1,825	$2,267
Realized Gains (Losses) on Investments, Net	1,724	245	290	(257)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,193)	790	(861)	524
Net Increase (Decrease) in Net Assets From Operations	718	1,928	1,254	2,534
Contract Transactions-All Products
Purchase Payments	6	16	23	59
Transfers Between Funds or (to) from General Account	(14,658)	(773)	4,538	705
Surrenders and Terminations	(454)	(1,054)	(12,802)	(10,536)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(1)	(2)	(9)	(11)
Rider Charge	(128)	(286)	(720)	(834)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(15,235)	(2,099)	(8,970)	(10,616)
Increase (Decrease) in Net Assets	(14,517)	(171)	(7,716)	(8,082)
Net Assets at Beginning of Period	14,517	14,688	68,447	76,529
Net Assets at End of Period	$—	$14,517	$60,731	$68,447
Changes in Units
Issued	—	1	179	38
Redeemed	(984)	(162)	(537)	(472)
Net Increase (Decrease)	(984)	(161)	(358)	(434)

	PIMCO VIT Long-Term U.S. Government Portfolio		PIMCO VIT Low Duration Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$1	$1	$1
Realized Gains (Losses) on Investments, Net	50	16	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(95)	38	(1)	1
Net Increase (Decrease) in Net Assets From Operations	(44)	55	—	2
Contract Transactions-All Products
Purchase Payments	21	—	—	—
Transfers Between Funds or (to) from General Account	(125)	379	—	56
Surrenders and Terminations	(67)	(154)	(21)	—
Rescissions	—	—	—	—
Bonus (Recapture)	1	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(2)	(1)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(172)	224	(21)	56
Increase (Decrease) in Net Assets	(216)	279	(21)	58
Net Assets at Beginning of Period	590	311	105	47
Net Assets at End of Period	$374	$590	$84	$105
Changes in Units
Issued	1	10	—	3
Redeemed	(7)	(4)	(1)	—
Net Increase (Decrease)	(6)	6	(1)	3
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Global Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$931	$(76)	$(184)	$(72)
Realized Gains (Losses) on Investments, Net	288	23	1,039	620
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(156)	2,839	698	407
Net Increase (Decrease) in Net Assets From Operations	1,063	2,786	1,553	955
Contract Transactions-All Products
Purchase Payments	40	37	54	1
Transfers Between Funds or (to) from General Account	933	(129)	(369)	(471)
Surrenders and Terminations	(3,675)	(4,060)	(826)	(965)
Rescissions	—	—	—	—
Bonus (Recapture)	1	—	3	—
Contract Maintenance Charge	(4)	(5)	(1)	(2)
Rider Charge	(334)	(367)	(5)	(9)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,039)	(4,524)	(1,144)	(1,446)
Increase (Decrease) in Net Assets	(1,976)	(1,738)	409	(491)
Net Assets at Beginning of Period	29,506	31,244	9,602	10,093
Net Assets at End of Period	$27,530	$29,506	$10,011	$9,602
Changes in Units
Issued	58	2	3	—
Redeemed	(233)	(290)	(65)	(97)
Net Increase (Decrease)	(175)	(288)	(62)	(97)

	PIMCO VIT Total Return Portfolio		RCM Dynamic Multi-Asset Plus VIT Portfolio
	2021	2020	2021	2020 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$169	$411	$—	$(21)
Realized Gains (Losses) on Investments, Net	3,360	1,447	—	(388)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6,009)	3,556	—	(157)
Net Increase (Decrease) in Net Assets From Operations	(2,480)	5,414	—	(566)
Contract Transactions-All Products
Purchase Payments	573	1,360	—	—
Transfers Between Funds or (to) from General Account	25,511	2,398	—	(4,531)
Surrenders and Terminations	(11,995)	(11,088)	—	(43)
Rescissions	—	—	—	—
Bonus (Recapture)	13	5	—	—
Contract Maintenance Charge	(12)	(13)	—	—
Rider Charge	(1,046)	(1,039)	—	(27)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	13,044	(8,377)	—	(4,601)
Increase (Decrease) in Net Assets	10,564	(2,963)	—	(5,167)
Net Assets at Beginning of Period	81,796	84,759	—	5,167
Net Assets at End of Period	$92,360	$81,796	$—	$—
Changes in Units
Issued	1,182	162	—	—
Redeemed	(602)	(551)	—	(464)
Net Increase (Decrease)	580	(389)	—	(464)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$1	$1
Realized Gains (Losses) on Investments, Net	52	2	5	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(39)	16	8	(2)
Net Increase (Decrease) in Net Assets From Operations	13	18	14	—
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	(84)	—	(1)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(84)	—	(1)	—
Increase (Decrease) in Net Assets	(71)	18	13	—
Net Assets at Beginning of Period	71	53	52	52
Net Assets at End of Period	$—	$71	$65	$52
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	—	—	—
Net Increase (Decrease)	(1)	—	—	—

	T. Rowe Price Health Sciences Portfolio		Templeton Global Bond VIP Fund
	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(882)	$4,068
Realized Gains (Losses) on Investments, Net	8	1	(2,333)	(2,142)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6)	3	(524)	(6,342)
Net Increase (Decrease) in Net Assets From Operations	2	4	(3,739)	(4,416)
Contract Transactions-All Products
Purchase Payments	—	—	16	19
Transfers Between Funds or (to) from General Account	—	—	7,794	5,690
Surrenders and Terminations	(18)	—	(9,668)	(9,004)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(10)	(11)
Rider Charge	—	—	(652)	(745)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(18)	—	(2,520)	(4,051)
Increase (Decrease) in Net Assets	(16)	4	(6,259)	(8,467)
Net Assets at Beginning of Period	16	12	58,232	66,699
Net Assets at End of Period	$—	$16	$51,973	$58,232
Changes in Units
Issued	—	—	192	133
Redeemed	—	—	(249)	(221)
Net Increase (Decrease)	—	—	(57)	(88)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2021 and 2020
(In thousands)

	Templeton Growth VIP Fund		Total All Funds
	2021 (A)	2020	2021	2020
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$21	$102	$9,740	$27,857
Realized Gains (Losses) on Investments, Net	(239)	(420)	133,409	65,755
Net Change in Unrealized Appreciation
(Depreciation) on Investments	660	555	63,863	13,684
Net Increase (Decrease) in Net Assets From Operations	442	237	207,012	107,296
Contract Transactions-All Products
Purchase Payments	—	—	202,537	154,098
Transfers Between Funds or (to) from General Account	(8,782)	(448)	(174,939)	(106,774)
Surrenders and Terminations	(617)	(693)	(228,902)	(191,380)
Rescissions	—	—	(1,924)	(589)
Bonus (Recapture)	—	—	177	136
Contract Maintenance Charge	(1)	(3)	(247)	(289)
Rider Charge	(10)	(26)	(25,881)	(26,571)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,410)	(1,170)	(229,179)	(171,369)
Increase (Decrease) in Net Assets	(8,968)	(933)	(22,167)	(64,073)
Net Assets at Beginning of Period	8,968	9,901	2,130,366	2,194,439
Net Assets at End of Period	$—	$8,968	$2,108,199	$2,130,366
Changes in Units
Issued	—	—	31,148	12,926
Redeemed	(285)	(38)	(39,165)	(22,430)
Net Increase (Decrease)	(285)	(38)	(8,017)	(9,504)

(A)	Fund terminated in 2021. See Footnote 1 for further details.
(B)	Fund terminated in 2020. See Footnote 1 for further details.

The following open/available funds had no activity for the years or periods ended December 31, 2021 and 2020, and therefore, were not listed in the Statements of Changes in Net Assets:

BlackRock Equity Dividend V.I. Fund
BNY Mellon VIF Appreciation Portfolio (A)
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund
Franklin Strategic Income VIP Fund (A)
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

(1) Organization
Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life of New York applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established by Allianz Life of New York on February 26, 1988, and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life of New York may conduct. Allianz Life of New York products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage New York.

•Allianz Advantage
•Allianz Charter II New York
•Allianz High Five New York
•Allianz Index Advantage New York
•Allianz Opportunity
•Valuemark II New York
•Allianz Valuemark IV New York
•Allianz Vision New York
•Allianz Retirement Advantage New York
•Allianz Retirement Pro New York

The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Each multiple-class fund is presented on an aggregate basis, however, when mergers occur, the fund will be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2 *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

Fund	Investment Adviser
AZL MSCI Global Equity Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Fusion Balanced Fund †	Allianz Investment Management, LLC
AZL MVP Fusion Conservative Fund †	Allianz Investment Management, LLC
AZL MVP Fusion Moderate Fund †	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Delaware Ivy VIP Asset Strategy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Energy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Mid Cap Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Natural Resources Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Science and Technology Portfolio *	Macquarie Asset Management
Eaton Vance VT Floating-Rate Income Fund *	Morgan Stanley Investment Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund	Franklin Advisers, Inc.
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Invesco V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

Fund	Investment Adviser
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
* Fund contains share classes which assess 12b-1 fees.
† The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

During the year ended December 31, 2021, the funds listed below changed their name. There were no name changes in 2020.

Prior Fund Name	Current Fund Name	Effective Date
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund	April 29, 2021
AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Balanced Fund	April 29, 2021
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Conservative Fund	April 29, 2021
AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Fusion Moderate Fund	April 29, 2021
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	June 18, 2021
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	June 18, 2021
AZL MSCI Global Equity Index Fund	AZL MSCI Global Equity Index Fund Class 1	June 18, 2021
AZL MSCI Global Equity Index Fund	AZL MSCI Global Equity Index Fund Class 2	June 18, 2021
Ivy VIP Asset Strategy Portfolio	Delaware Ivy VIP Asset Strategy Portfolio	July 1, 2021
Ivy VIP Energy Portfolio	Delaware Ivy VIP Energy Portfolio	July 1, 2021
Ivy VIP Growth Portfolio	Delaware Ivy VIP Growth Portfolio	July 1, 2021
Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	July 1, 2021
Ivy VIP Natural Resources Portfolio	Delaware Ivy VIP Natural Resources Portfolio	July 1, 2021
Ivy VIP Science and Technology Portfolio	Delaware Ivy VIP Science and Technology Portfolio	July 1, 2021
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund	August 7, 2021

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

During the years ended December 31, 2021 and 2020, the following funds were closed to new money:

Fund	Date Closed
RCM Dynamic Multi‐Asset Plus VIT Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	August 21, 2020
BlackRock Global Allocation V.I. Fund	June 18, 2021
BNY Mellon VIF Appreciation Portfolio	June 18, 2021
Fidelity VIP FundsManager 50% Portfolio	June 18, 2021
Fidelity VIP FundsManager 60% Portfolio	June 18, 2021
Franklin Allocation VIP Fund	June 18, 2021
Franklin Income VIP Fund	June 18, 2021
Franklin Mutual Shares VIP Fund	June 18, 2021
Franklin Strategic Income VIP Fund	June 18, 2021
PIMCO VIT All Asset Portfolio	June 18, 2021
PIMCO VIT Dynamic Bond Portfolio	June 18, 2021
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	June 18, 2021
PIMCO VIT Global Managed Asset Allocation Portfolio	June 18, 2021
Templeton Growth VIP Fund	June 18, 2021

During the year ended December 31, 2021, the following funds were added as available options. No new funds were added in 2020.

Fund	Date Opened
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	June 18, 2021
AZL MSCI Global Equity Index Fund Class 1	June 18, 2021
During the years ended December 31, 2021 and 2020, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
RCM Dynamic Multi‐Asset Plus VIT Fund	AZL MVP Moderate Index Strategy Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL S&P 500 Index Fund	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	AZL S&P 500 Index Fund	August 21, 2020
BlackRock Global Allocation V.I. Fund	AZL Moderate Index Strategy Fund	June 18, 2021
BNY Mellon VIF Appreciation Portfolio	AZL S&P 500 Index Fund	June 18, 2021
Fidelity VIP FundsManager 50% Portfolio	AZL Balanced Index Strategy Fund	June 18, 2021
Fidelity VIP FundsManager 60% Portfolio	AZL Moderate Index Strategy Fund	June 18, 2021
Franklin Allocation VIP Fund	AZL Moderate Index Strategy Fund	June 18, 2021
Franklin Income VIP Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	June 18, 2021

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

Closed Fund	Receiving Fund	Date Merged
Franklin Income VIP Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	June 18, 2021
Franklin Mutual Shares VIP Fund	AZL Russell 1000 Value Index Fund Class 1	June 18, 2021
Franklin Mutual Shares VIP Fund	AZL Russell 1000 Value Index Fund Class 2	June 18, 2021
Franklin Strategic Income VIP Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	June 18, 2021
PIMCO VIT All Asset Portfolio	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	June 18, 2021
PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Total Return Portfolio	June 18, 2021
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	June 18, 2021
PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT Balanced Allocation Portfolio	June 18, 2021
Templeton Growth VIP Fund	AZL MSCI Global Equity Index Fund Class 1	June 18, 2021
Templeton Growth VIP Fund	AZL MSCI Global Equity Index Fund Class 2	June 18, 2021

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.

The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2021, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the Variable Account.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life of New York's expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2021:

Mortality and Expense Risk Charges
Allianz Life of New York assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.35% to 3.55% annually during the accumulation phase, or from 1.25% to 1.90% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These withdrawal charges are imposed as a percentage, with a range of 2.0% to 6.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value.

•Investment Protector: 1.05% to 1.30%
•Income Protector: 1.00% to 1.70%
•Income Focus: 1.30%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.85% to 1.05% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - is 1.25% annually and is accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.

Additional details on charges and fees can be found in the respective product prospectus.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life of New York, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life of New York understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.

(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2021, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$5,075	$5,485
AZL DFA Five-Year Global Fixed Income Fund	391	114
AZL DFA Multi-Strategy Fund	6,599	15,305
AZL Enhanced Bond Index Fund	1,140	1,088
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	7,438	456
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	134,115	16,181
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	99	132
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	4,258	3,390
AZL Gateway Fund	1,000	1,217
AZL Government Money Market Fund	133,761	133,618
AZL International Index Fund Class 1	156	482
AZL International Index Fund Class 2	1,477	5,351
AZL MetWest Total Return Bond Fund	618	444
AZL Mid Cap Index Fund Class 1	399	358
AZL Mid Cap Index Fund Class 2	2,142	8,085
AZL Moderate Index Strategy Fund	93,599	13,392
AZL MSCI Emerging Markets Equity Index Class 1	24	47
AZL MSCI Emerging Markets Equity Index Class 2	663	833
AZL MSCI Global Equity Index Fund Class 1	2,699	127
AZL MSCI Global Equity Index Fund Class 2	6,461	1,114
AZL MVP Balanced Index Strategy Fund	6,636	6,994
AZL MVP DFA Multi-Strategy Fund	2,410	2,516
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	5,186	7,818
AZL MVP Fusion Balanced Fund	3,638	13,755
AZL MVP Fusion Conservative Fund	4,767	5,962
AZL MVP Fusion Moderate Fund	5,644	37,235
AZL MVP Global Balanced Index Strategy Fund	7,847	11,083
AZL MVP Growth Index Strategy Fund	44,451	39,210
AZL MVP Moderate Index Strategy Fund	7,047	10,134
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	25,531	23,801
AZL Russell 1000 Growth Index Fund Class 1	819	323
AZL Russell 1000 Growth Index Fund Class 2	4,655	8,286

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	Cost of Purchases	Proceeds from Sales
AZL Russell 1000 Value Index Fund Class 1	$3,561	$1,287
AZL Russell 1000 Value Index Fund Class 2	12,630	6,714
AZL S&P 500 Index Fund	4,177	13,934
AZL Small Cap Stock Index Fund Class 1	37	83
AZL Small Cap Stock Index Fund Class 2	1,255	4,014
AZL T. Rowe Price Capital Appreciation Fund	5,901	5,924
BlackRock Equity Dividend V.I. Fund	—	—
BlackRock Global Allocation V.I. Fund	279	80,682
BNY Mellon VIF Appreciation Portfolio	—	—
ClearBridge Variable Aggressive Growth Portfolio	12	26
Columbia Variable Portfolio – Seligman Global Technology Fund	5	1
Davis VA Financial Portfolio	135	167
Delaware Ivy VIP Asset Strategy Portfolio	—	—
Delaware Ivy VIP Energy Portfolio	—	—
Delaware Ivy VIP Growth Portfolio	31	—
Delaware Ivy VIP Mid Cap Growth Portfolio	13	—
Delaware Ivy VIP Natural Resources Portfolio	—	—
Delaware Ivy VIP Science and Technology Portfolio	—	—
Eaton Vance VT Floating-Rate Income Fund	—	—
Fidelity VIP Emerging Markets Portfolio	3	2
Fidelity VIP FundsManager 50% Portfolio	36	1,844
Fidelity VIP FundsManager 60% Portfolio	316	10,074
Fidelity VIP Mid Cap Portfolio	8	29
Fidelity VIP Strategic Income Portfolio	57	—
Franklin Allocation VIP Fund	182	5,997
Franklin Income VIP Fund	5,784	123,919
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund	—	—
Franklin Mutual Shares VIP Fund	80	15,666
Franklin Rising Dividends VIP Fund	775	1,724
Franklin Strategic Income VIP Fund	—	—
Franklin U.S. Government Securities VIP Fund	2,289	4,397
Invesco Oppenheimer V.I. International Growth Fund	24	—
Invesco V.I. American Value Fund	14	—
Invesco V.I. Balanced-Risk Allocation Fund	—	—
Invesco V.I. Global Strategic Income Fund	6	11
JPMorgan Insurance Trust Core Bond Portfolio	623	871
Lazard Retirement International Equity Portfolio	—	—
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	—	—
MFS International Intrinsic Value Portfolio	22	—
MFS VIT Total Return Bond Portfolio	1,574	1,946
PIMCO VIT All Asset Portfolio	1,491	26,037

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	Cost of Purchases	Proceeds from Sales
PIMCO VIT Balanced Allocation Portfolio	$15,638	$2,760
PIMCO VIT CommodityRealReturn Strategy Portfolio	259	656
PIMCO VIT Dynamic Bond Portfolio	1,181	17,633
PIMCO VIT Emerging Markets Bond Portfolio	1,003	1,972
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	335	3,636
PIMCO VIT Global Core Bond (Hedged) Portfolio	5,046	1,880
PIMCO VIT Global Managed Asset Allocation Portfolio	1,864	15,365
PIMCO VIT High Yield Portfolio	5,956	13,101
PIMCO VIT Long-Term U.S. Government Portfolio	266	356
PIMCO VIT Low Duration Portfolio	1	20
PIMCO VIT Real Return Portfolio	3,025	5,134
PIMCO VIT StocksPLUS Global Portfolio	1,284	1,652
PIMCO VIT Total Return Portfolio	30,849	14,238
T. Rowe Price Blue Chip Growth Portfolio	—	84
T. Rowe Price Equity Income Portfolio	5	—
T. Rowe Price Health Sciences Portfolio	—	18
Templeton Global Bond VIP Fund	6,155	9,556
Templeton Growth VIP Fund	136	9,525

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2021	1,458	$16.89	to	$20.93	$29,132	1.78%	1.15%	to	3.55%	6.36%	to	8.52%
2020	1,549	$15.84	to	$19.60	$28,639	1.99%	1.15%	to	3.55%	8.48%	to	10.85%
2019	1,585	$14.57	to	$17.68	$26,578	2.24%	1.15%	to	3.55%	13.32%	to	15.78%
2018	1,775	$12.82	to	$15.27	$25,854	0.94%	1.15%	to	3.55%	(7.58)%	to	(5.56)%
2017	1,933	$13.84	to	$16.17	$29,984	2.22%	1.15%	to	3.55%	7.78%	to	10.12%
AZL DFA Five-Year Global Fixed Income Fund
2021	108	$8.83	to	$10.36	$1,031	—%	—%	to	3.55%	(4.33)%	to	(2.00)%
2020	78	$9.23	to	$9.97	$768	2.33%	—%	to	3.55%	(2.17)%	to	(0.82)%
2019	92	$9.54	to	$10.05	$919	6.91%	—%	to	3.55%	0.95%	to	2.07%
2018	43	$9.45	to	$9.84	$417	0.59%	—%	to	3.55%	(1.34)%	to	(0.24)%
2017²	16	$9.58	to	$9.87	$156	—%	—%	to	3.55%	(0.90)%	to	(0.68)%
AZL DFA Multi-Strategy Fund
2021	3,672	$18.91	to	$24.29	$85,039	1.53%	1.15%	to	3.55%	10.01%	to	12.40%
2020	4,248	$17.17	to	$21.61	$87,949	3.12%	1.15%	to	3.55%	6.93%	to	9.26%
2019	4,765	$16.04	to	$19.77	$90,599	1.06%	1.15%	to	3.55%	12.68%	to	15.13%
2018	5,226	$14.22	to	$17.18	$86,634	1.17%	1.15%	to	3.55%	(9.07)%	to	(7.08)%
2017	5,972	$15.63	to	$18.49	$106,996	0.77%	1.15%	to	3.55%	8.93%	to	11.29%
AZL Enhanced Bond Index Fund
2021	407	$11.11	to	$12.29	$4,927	0.77%	1.15%	to	2.20%	(4.08)%	to	(3.30)%
2020	411	$11.58	to	$12.71	$5,142	2.34%	1.15%	to	2.20%	5.19%	to	6.05%
2019	409	$11.01	to	$11.98	$4,837	2.60%	1.15%	to	2.20%	6.02%	to	6.88%
2018	334	$10.39	to	$11.21	$3,697	2.31%	1.15%	to	2.20%	(2.76)%	to	(1.96)%
2017	270	$10.68	to	$11.44	$3,060	0.93%	1.15%	to	2.20%	0.77%	to	1.59%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
2021³	675	$10.52	to	$10.52	$7,168	0.80%	1.40%	to	1.49%	5.18%	to	5.23%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
2021	7,354	$16.69	to	$26.30	$150,623	0.83%	0.35%	to	3.55%	4.27%	to	11.26%
2020	1,369	$15.45	to	$24.32	$25,460	2.48%	0.35%	to	3.55%	9.67%	to	13.07%
2019	1,518	$14.07	to	$22.13	$25,311	2.37%	0.35%	to	3.55%	13.35%	to	16.86%
2018	1,726	$12.40	to	$19.48	$24,959	2.23%	0.35%	to	3.55%	(5.31)%	to	(2.36)%
2017	1,959	$13.08	to	$20.54	$29,386	—%	0.35%	to	3.55%	7.41%	to	10.73%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2021	143	$11.35	to	$11.41	$1,635	2.84%	1.40%	to	1.49%	(0.89)%	to	(0.81)%
2020	151	$11.46	to	$11.50	$1,739	3.67%	1.40%	to	1.49%	7.50%	to	7.60%
2019	175	$10.66	to	$10.69	$1,878	3.35%	1.40%	to	1.49%	8.93%	to	9.03%
2018	185	$9.78	to	$9.80	$1,824	3.14%	1.40%	to	1.49%	(2.47)%	to	(2.39)%
2017	210	$10.03	to	$10.04	$2,113	2.45%	1.40%	to	1.49%	3.01%	to	3.10%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	1,683	$9.65	to	$13.45	$19,373	2.55%	—%	to	3.55%	(3.19)%	to	0.31%
2020	1,655	$9.97	to	$13.41	$19,319	3.13%	—%	to	3.55%	5.04%	to	8.84%
2019	1,876	$9.49	to	$12.01	$20,470	3.00%	—%	to	3.55%	6.43%	to	9.89%
2018	1,943	$8.92	to	$10.93	$19,523	2.87%	—%	to	3.55%	(4.72)%	to	(1.60)%
2017	2,052	$9.36	to	$11.32	$21,226	2.38%	—%	to	3.55%	0.65%	to	4.27%
AZL Gateway Fund
2021	545	$12.12	to	$15.67	$8,354	0.64%	—%	to	3.55%	7.41%	to	9.59%
2020	551	$11.29	to	$14.30	$7,736	1.04%	—%	to	3.55%	3.70%	to	5.81%
2019	620	$10.88	to	$13.52	$8,239	0.98%	—%	to	3.55%	7.12%	to	9.29%
2018	679	$10.29	to	$12.37	$8,281	1.23%	—%	to	3.55%	(7.76)%	to	(5.97)%
2017	750	$11.15	to	$13.94	$9,743	1.00%	—%	to	3.55%	5.92%	to	9.08%
AZL Government Money Market Fund
2021	4,258	$6.21	to	$13.10	$46,026	—%	—%	to	3.55%	(3.34)%	to	—%
2020	4,388	$6.23	to	$13.10	$45,883	0.16%	—%	to	3.55%	(3.30)%	to	0.21%
2019	3,184	$6.95	to	$13.07	$32,267	1.38%	—%	to	3.55%	(1.70)%	to	1.39%
2018	3,332	$6.96	to	$12.89	$33,008	1.00%	—%	to	3.55%	(2.23)%	to	1.01%
2017	3,222	$6.75	to	$12.76	$31,519	0.04%	—%	to	3.55%	(3.43)%	to	0.05%
AZL International Index Fund Class 1
2021	376	$13.66	to	$14.65	$5,506	2.54%	1.40%	to	2.75%	7.79%	to	9.26%
2020	403	$12.67	to	$13.41	$5,410	5.07%	1.40%	to	2.75%	4.74%	to	6.16%
2019	438	$12.09	to	$12.63	$5,550	3.69%	1.40%	to	2.75%	18.37%	to	19.98%
2018	477	$10.22	to	$10.53	$5,042	4.04%	1.40%	to	2.75%	(16.15)%	to	(15.01)%
2017	520	$12.19	to	$12.39	$6,481	1.33%	1.40%	to	2.75%	21.74%	to	23.39%
AZL International Index Fund Class 2
2021	1,322	$12.57	to	$24.47	$19,119	1.46%	—%	to	3.55%	6.69%	to	10.16%
2020	1,579	$11.76	to	$22.21	$21,214	3.11%	—%	to	3.55%	3.65%	to	7.03%
2019	1,801	$11.31	to	$20.75	$23,105	2.26%	—%	to	3.55%	17.21%	to	21.02%
2018	2,146	$9.63	to	$17.15	$23,234	2.58%	—%	to	3.55%	(17.06)%	to	(14.34)%
2017	2,409	$11.58	to	$20.02	$30,968	0.88%	—%	to	3.55%	20.42%	to	24.33%
AZL MetWest Total Return Bond Fund
2021	267	$10.53	to	$11.14	$2,948	1.46%	1.15%	to	2.20%	(3.45)%	to	(2.69)%
2020	266	$10.89	to	$11.45	$3,015	2.87%	1.15%	to	2.20%	6.21%	to	7.08%
2019	253	$10.27	to	$10.69	$2,680	2.70%	1.15%	to	2.20%	6.16%	to	6.99%
2018	188	$9.67	to	$9.99	$1,867	2.16%	1.15%	to	2.20%	(2.37)%	to	(1.60)%
2017	183	$9.91	to	$10.15	$1,850	1.51%	1.15%	to	2.20%	0.92%	to	1.72%
AZL Mid Cap Index Fund Class 1
2021	149	$18.61	to	$18.70	$2,804	2.59%	1.40%	to	1.49%	22.19%	to	22.30%
2020	167	$15.23	to	$15.29	$2,577	3.98%	1.40%	to	1.49%	13.12%	to	13.22%
2019	176	$13.47	to	$13.51	$2,401	3.09%	1.40%	to	1.49%	23.62%	to	23.73%
2018	188	$10.89	to	$10.92	$2,070	2.41%	1.40%	to	1.49%	(12.33)%	to	(12.25)%
2017	201	$12.43	to	$12.44	$2,520	1.02%	1.40%	to	1.49%	14.37%	to	14.47%
AZL Mid Cap Index Fund Class 2
2021	758	$26.23	to	$54.91	$23,389	0.68%	—%	to	3.55%	19.35%	to	23.23%
2020	978	$21.89	to	$44.56	$25,166	1.15%	—%	to	3.55%	10.52%	to	14.13%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2019	1,171	$19.72	to	$39.04	$26,961	1.02%	—%	to	3.55%	20.91%	to	24.84%
2018	1,373	$16.25	to	$31.28	$25,772	0.87%	—%	to	3.55%	(14.46)%	to	(11.66)%
2017	1,569	$18.92	to	$35.40	$33,928	0.46%	—%	to	3.55%	11.82%	to	15.85%
AZL Moderate Index Strategy Fund
2021	4,591	$20.07	to	$33.81	$121,206	0.88%	—%	to	3.55%	8.31%	to	11.67%
2020	1,447	$18.51	to	$30.28	$34,602	1.99%	0.35%	to	3.55%	9.06%	to	12.44%
2019	1,579	$16.96	to	$26.93	$34,102	2.37%	0.35%	to	3.55%	15.34%	to	18.91%
2018	1,766	$14.69	to	$22.65	$32,560	0.95%	0.35%	to	3.55%	(8.36)%	to	(5.51)%
2017	2,065	$16.01	to	$23.97	$40,855	2.05%	0.35%	to	3.55%	9.52%	to	12.90%
AZL MSCI Emerging Markets Equity Index Class 1
2021	41	$14.42	to	$14.61	$593	1.56%	1.40%	to	1.49%	(5.10)%	to	(5.02)%
2020	43	$15.19	to	$15.38	$660	3.61%	1.40%	to	1.49%	15.52%	to	15.63%
2019	53	$13.15	to	$13.30	$701	1.97%	1.40%	to	1.49%	15.81%	to	15.92%
2018	54	$11.36	to	$11.48	$615	1.81%	1.40%	to	1.49%	(16.56)%	to	(16.49)%
2017	62	$13.61	to	$13.74	$851	0.55%	1.40%	to	1.49%	34.95%	to	35.07%
AZL MSCI Emerging Markets Equity Index Class 2
2021	347	$10.32	to	$14.24	$4,060	1.31%	—%	to	3.55%	(7.18)%	to	(5.02)%
2020	359	$11.09	to	$17.11	$4,507	3.35%	—%	to	3.55%	12.83%	to	16.51%
2019	416	$9.81	to	$14.69	$4,594	1.65%	—%	to	3.55%	13.10%	to	16.78%
2018	462	$8.65	to	$12.58	$4,459	1.64%	—%	to	3.55%	(18.43)%	to	(15.76)%
2017	514	$10.58	to	$14.93	$6,021	0.39%	—%	to	3.55%	31.87%	to	36.15%
AZL MSCI Global Equity Index Fund Class 1
2021³	246	$10.91	to	$10.92	$2,690	1.20%	1.40%	to	1.49%	9.12%	to	9.17%
AZL MSCI Global Equity Index Fund Class 2
2021	274	$18.67	to	$28.20	$6,101	1.31%	0.35%	to	3.55%	6.16%	to	20.76%
2020	16	$18.72	to	$23.35	$324	0.72%	0.35%	to	2.20%	12.87%	to	14.95%
2019	27	$16.59	to	$20.31	$495	1.61%	0.35%	to	2.20%	24.52%	to	26.81%
2018	42	$13.32	to	$16.02	$592	1.79%	0.35%	to	2.20%	(10.91)%	to	(9.26)%
2017	41	$14.95	to	$17.65	$644	2.55%	0.35%	to	2.20%	19.56%	to	21.75%
AZL MVP Balanced Index Strategy Fund
2021	2,475	$14.75	to	$20.00	$43,028	1.75%	—%	to	3.55%	6.72%	to	10.02%
2020	2,636	$14.39	to	$18.18	$42,195	1.99%	—%	to	3.55%	3.25%	to	5.98%
2019	2,773	$13.94	to	$17.15	$42,359	2.07%	—%	to	3.55%	13.92%	to	16.92%
2018	2,830	$12.24	to	$14.67	$37,496	0.81%	—%	to	3.55%	(6.91)%	to	(4.44)%
2017	2,830	$13.14	to	$15.35	$39,794	1.80%	—%	to	3.55%	8.55%	to	11.40%
AZL MVP DFA Multi-Strategy Fund
2021	744	$12.90	to	$13.62	$10,052	1.25%	1.15%	to	2.20%	11.27%	to	12.17%
2020	791	$11.60	to	$12.14	$9,557	3.01%	1.15%	to	2.20%	1.51%	to	2.34%
2019	824	$11.42	to	$11.86	$9,738	0.97%	1.15%	to	2.20%	13.29%	to	14.21%
2018	735	$10.08	to	$10.39	$7,602	0.88%	1.15%	to	2.20%	(8.28)%	to	(7.53)%
2017	449	$10.99	to	$11.23	$5,028	0.45%	1.15%	to	2.20%	10.11%	to	11.00%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	2,029	$14.79	to	$15.99	$32,008	2.49%	1.15%	to	2.20%	8.66%	to	9.54%
2020	2,295	$13.61	to	$14.60	$33,097	2.74%	1.15%	to	2.20%	4.83%	to	5.68%
2019	2,473	$12.98	to	$13.81	$33,814	3.99%	1.15%	to	2.20%	13.72%	to	14.64%
2018	2,453	$11.42	to	$12.05	$29,287	3.25%	1.15%	to	2.20%	(4.28)%	to	(3.49)%
2017	2,610	$11.93	to	$12.49	$32,325	1.33%	1.15%	to	2.20%	8.52%	to	9.40%
AZL MVP Fusion Balanced Fund
2021	3,934	$13.82	to	$22.61	$71,037	2.17%	0.35%	to	3.55%	5.55%	to	8.82%
2020	4,534	$13.08	to	$20.78	$76,153	2.38%	0.35%	to	3.55%	0.41%	to	3.42%
2019	5,011	$13.03	to	$20.09	$82,481	2.46%	0.35%	to	3.55%	12.00%	to	15.36%
2018	5,727	$11.63	to	$17.42	$82,744	1.23%	0.35%	to	3.55%	(8.49)%	to	(5.73)%
2017	6,169	$12.71	to	$18.47	$95,628	1.65%	0.35%	to	3.55%	8.60%	to	11.84%
AZL MVP Fusion Conservative Fund
2021	1,316	$14.21	to	$16.77	$21,456	2.42%	0.35%	to	3.55%	3.27%	to	4.69%
2020	1,402	$13.31	to	$16.02	$21,898	2.34%	0.35%	to	3.55%	1.63%	to	3.34%
2019	1,375	$13.09	to	$15.50	$20,871	2.39%	0.35%	to	3.55%	10.13%	to	11.97%
2018	1,487	$12.22	to	$13.85	$20,184	1.31%	0.35%	to	3.55%	(6.37)%	to	(5.09)%
2017	1,685	$13.05	to	$14.59	$24,160	1.81%	0.35%	to	3.55%	6.35%	to	7.80%
AZL MVP Fusion Moderate Fund
2021	10,165	$14.10	to	$19.85	$189,503	2.03%	0.35%	to	3.55%	7.37%	to	9.71%
2020	11,948	$13.12	to	$18.10	$204,047	2.16%	0.35%	to	3.55%	1.03%	to	3.23%
2019	13,142	$12.97	to	$17.53	$218,112	2.49%	0.35%	to	3.55%	13.39%	to	15.85%
2018	14,721	$11.43	to	$15.13	$211,714	1.13%	0.35%	to	3.55%	(9.60)%	to	(7.63)%
2017	15,872	$12.63	to	$16.38	$247,790	1.56%	0.35%	to	3.55%	10.18%	to	12.57%
AZL MVP Global Balanced Index Strategy Fund
2021	5,525	$14.44	to	$15.65	$85,510	1.47%	1.15%	to	2.20%	5.70%	to	6.56%
2020	6,071	$13.66	to	$14.69	$88,279	9.17%	1.15%	to	2.20%	5.45%	to	6.31%
2019	6,816	$12.95	to	$13.82	$93,339	1.72%	1.15%	to	2.20%	13.67%	to	14.59%
2018	7,504	$11.40	to	$12.06	$89,765	1.47%	1.15%	to	2.20%	(7.84)%	to	(7.08)%
2017	7,581	$12.36	to	$12.98	$97,713	0.38%	1.15%	to	2.20%	9.03%	to	9.91%
AZL MVP Growth Index Strategy Fund
2021	16,939	$16.92	to	$24.11	$350,178	1.72%	—%	to	3.55%	12.34%	to	16.40%
2020	18,004	$15.06	to	$20.71	$324,506	1.88%	—%	to	3.55%	1.07%	to	4.73%
2019	18,956	$14.90	to	$19.78	$330,885	2.26%	—%	to	3.55%	16.32%	to	20.52%
2018	17,924	$12.81	to	$16.41	$263,277	0.83%	—%	to	3.55%	(9.73)%	to	(6.45)%
2017	16,840	$14.19	to	$17.54	$268,316	1.15%	—%	to	3.55%	11.93%	to	15.96%
AZL MVP Moderate Index Strategy Fund
2021	3,348	$18.25	to	$19.79	$65,293	1.80%	1.15%	to	2.20%	10.01%	to	10.91%
2020	3,762	$16.59	to	$17.84	$66,231	1.92%	1.15%	to	2.20%	4.12%	to	4.97%
2019	3,679	$15.93	to	$17.00	$61,833	2.12%	1.15%	to	2.20%	16.06%	to	17.00%
2018	3,925	$13.73	to	$14.53	$56,460	0.87%	1.15%	to	2.20%	(7.33)%	to	(6.57)%
2017	4,089	$14.82	to	$15.55	$63,013	1.65%	1.15%	to	2.20%	10.76%	to	11.66%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2021	10,359	$18.02	to	$19.22	$197,069	3.51%	1.15%	to	2.20%	14.49%	to	15.42%
2020	10,944	$15.74	to	$16.66	$180,567	2.83%	1.15%	to	2.20%	5.66%	to	6.53%
2019	11,175	$14.90	to	$15.64	$173,290	1.89%	1.15%	to	2.20%	18.75%	to	19.71%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	9,822	$12.54	to	$13.06	$127,354	0.98%	1.15%	to	2.20%	(3.83)%	to	(3.04)%
2017	8,959	$13.04	to	$13.47	$119,973	1.26%	1.15%	to	2.20%	11.73%	to	12.64%
AZL Russell 1000 Growth Index Fund Class 1
2021	174	$28.89	to	$29.02	$5,082	0.70%	1.40%	to	1.49%	25.26%	to	25.37%
2020	185	$23.06	to	$23.15	$4,288	1.17%	1.40%	to	1.49%	36.97%	to	37.10%
2019	194	$16.84	to	$16.89	$3,289	1.37%	1.40%	to	1.49%	33.53%	to	33.65%
2018	225	$12.61	to	$12.63	$2,851	1.60%	1.40%	to	1.49%	(3.32)%	to	(3.23)%
2017	240	$13.04	to	$13.06	$3,145	0.39%	1.40%	to	1.49%	27.29%	to	27.40%
AZL Russell 1000 Growth Index Fund Class 2
2021	575	$38.95	to	$61.00	$27,769	0.25%	—%	to	3.55%	22.45%	to	26.43%
2020	714	$31.81	to	$48.25	$27,959	0.54%	—%	to	3.55%	33.74%	to	38.10%
2019	936	$23.78	to	$34.94	$27,265	0.74%	—%	to	3.55%	30.56%	to	34.81%
2018	1,163	$18.22	to	$25.92	$25,511	0.88%	—%	to	3.55%	(5.57)%	to	(2.49)%
2017	1,375	$19.29	to	$28.41	$31,450	0.25%	—%	to	3.55%	24.40%	to	28.89%
AZL Russell 1000 Value Index Fund Class 1
2021	1,009	$15.58	to	$16.71	$16,976	2.06%	1.40%	to	2.75%	21.17%	to	22.82%
2020	866	$12.85	to	$13.61	$11,950	3.08%	1.40%	to	2.75%	(0.53)%	to	0.83%
2019	935	$12.92	to	$13.50	$12,802	2.88%	1.40%	to	2.75%	22.71%	to	24.37%
2018	1,048	$10.53	to	$10.85	$11,533	2.77%	1.40%	to	2.75%	(10.99)%	to	(9.78)%
2017	1,140	$11.83	to	$12.03	$13,915	0.88%	1.40%	to	2.75%	10.31%	to	11.80%
AZL Russell 1000 Value Index Fund Class 2
2021	1,011	$20.25	to	$31.69	$25,384	1.42%	—%	to	3.55%	19.92%	to	23.82%
2020	742	$17.55	to	$25.60	$15,543	1.98%	—%	to	3.55%	(1.26)%	to	1.65%
2019	847	$17.77	to	$25.18	$17,797	1.93%	—%	to	3.55%	21.84%	to	25.42%
2018	981	$14.59	to	$20.08	$16,732	1.87%	—%	to	3.55%	(11.66)%	to	(9.04)%
2017	1,128	$16.51	to	$24.07	$21,474	0.65%	—%	to	3.55%	9.41%	to	13.02%
AZL S&P 500 Index Fund
2021	1,505	$24.60	to	$40.63	$44,338	0.99%	—%	to	3.55%	23.65%	to	27.67%
2020	1,930	$19.85	to	$31.83	$45,615	1.62%	—%	to	3.55%	13.39%	to	17.09%
2019	2,187	$17.46	to	$27.18	$45,078	1.48%	0.35%	to	3.55%	26.32%	to	30.43%
2018	2,694	$13.79	to	$20.84	$43,352	1.49%	0.35%	to	3.55%	(8.18)%	to	(5.17)%
2017	3,129	$14.76	to	$21.98	$54,041	0.91%	0.35%	to	3.55%	17.14%	to	20.94%
AZL Small Cap Stock Index Fund Class 1
2021	42	$17.47	to	$18.75	$767	1.16%	1.40%	to	2.75%	22.94%	to	24.62%
2020	45	$14.21	to	$15.05	$674	1.94%	1.40%	to	2.75%	7.96%	to	9.43%
2019	51	$13.16	to	$13.75	$691	1.60%	1.40%	to	2.75%	19.10%	to	20.71%
2018	56	$11.05	to	$11.39	$629	1.44%	1.40%	to	2.75%	(11.08)%	to	(9.86)%
2017	57	$12.43	to	$12.64	$719	0.67%	1.40%	to	2.75%	9.88%	to	11.37%
AZL Small Cap Stock Index Fund Class 2
2021	613	$23.15	to	$35.70	$16,461	0.64%	—%	to	3.55%	21.65%	to	25.60%
2020	726	$18.98	to	$28.42	$15,859	1.10%	—%	to	3.55%	6.84%	to	10.32%
2019	799	$17.72	to	$25.76	$16,165	0.92%	—%	to	3.55%	17.93%	to	21.77%
2018	903	$14.99	to	$21.16	$15,298	0.83%	—%	to	3.55%	(12.12)%	to	(9.25)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2017	1,054	$17.02	to	$23.31	$20,028	0.48%	—%	to	3.55%	8.82%	to	12.35%
AZL T. Rowe Price Capital Appreciation Fund
2021	840	$23.55	to	$42.71	$24,966	0.96%	0.35%	to	3.55%	14.00%	to	17.71%
2020	920	$20.61	to	$36.28	$23,850	1.36%	0.35%	to	3.55%	13.37%	to	17.07%
2019	1,071	$18.13	to	$30.99	$24,132	2.07%	0.35%	to	3.55%	20.04%	to	23.95%
2018	1,228	$15.07	to	$25.01	$22,664	0.89%	0.35%	to	3.55%	(3.14)%	to	0.02%
2017	1,369	$15.52	to	$25.00	$25,709	1.33%	0.35%	to	3.55%	11.04%	to	14.64%
ClearBridge Variable Aggressive Growth Portfolio
2021	1	$34.03	to	$34.03	$37	0.18%	0.35%	to	0.35%	9.66%	to	9.66%
2020	2	$31.03	to	$31.03	$57	0.45%	0.35%	to	0.35%	17.32%	to	17.32%
2019	3	$26.45	to	$26.45	$81	0.77%	0.35%	to	0.35%	24.31%	to	24.31%
2018	3	$21.28	to	$21.28	$66	0.38%	0.35%	to	0.35%	(8.89)%	to	(8.89)%
2017	3	$23.35	to	$23.35	$72	0.27%	0.35%	to	0.35%	15.58%	to	15.58%
Columbia Variable Portfolio – Seligman Global Technology Fund
2021	1	$57.38	to	$57.38	$57	0.40%	1.49%	to	1.49%	36.97%	to	36.97%
2020	1	$41.89	to	$41.89	$42	—%	1.49%	to	1.49%	44.02%	to	44.02%
2019	1	$29.09	to	$29.09	$29	—%	1.49%	to	1.49%	53.02%	to	53.02%
2018	1	$19.01	to	$19.01	$19	—%	1.49%	to	1.49%	(9.52)%	to	(9.52)%
2017	1	$21.01	to	$21.01	$21	—%	1.49%	to	1.49%	33.22%	to	33.22%
Davis VA Financial Portfolio
2021	42	$20.50	to	$34.62	$1,048	1.39%	1.15%	to	3.55%	26.17%	to	28.72%
2020	46	$16.14	to	$26.90	$906	1.53%	1.15%	to	3.55%	(9.14)%	to	(7.30)%
2019	48	$17.65	to	$29.02	$1,020	1.34%	1.15%	to	3.55%	21.65%	to	24.11%
2018	67	$14.41	to	$23.38	$1,116	1.12%	1.15%	to	3.55%	(13.67)%	to	(11.92)%
2017	86	$16.59	to	$26.54	$1,626	0.70%	1.15%	to	3.55%	17.37%	to	19.73%
Delaware Ivy VIP Growth Portfolio
2021	—	$490.22	to	$490.22	$33	—%	0.35%	to	0.35%	29.57%	to	29.57%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Delaware Ivy VIP Mid Cap Growth Portfolio
2021	—	$83.24	to	$83.24	$13	—%	0.35%	to	0.35%	15.95%	to	15.95%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Delaware Ivy VIP Natural Resources Portfolio
2021	1	$11.76	to	$11.76	$12	1.60%	0.35%	to	0.35%	26.24%	to	26.24%
2020	1	$9.31	to	$9.31	$9	—%	0.35%	to	0.35%	(12.30)%	to	(12.30)%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Eaton Vance VT Floating-Rate Income Fund

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$—	to	$—	$—	5.61%	0.35%	to	0.35%	—%	to	—%
2019	14	$17.52	to	$17.52	$238	4.31%	0.35%	to	0.35%	6.71%	to	6.71%
2018	14	$16.42	to	$16.42	$238	3.77%	0.35%	to	0.35%	(0.43)%	to	(0.43)%
2017	14	$16.49	to	$16.49	$239	3.26%	0.35%	to	0.35%	3.07%	to	3.07%
Fidelity VIP Emerging Markets Portfolio
2021	1	$16.80	to	$16.80	$21	1.80%	0.35%	to	0.35%	(2.75)%	to	(2.75)%
2020	1	$17.27	to	$17.27	$23	0.61%	0.35%	to	0.35%	30.42%	to	30.42%
2019	2	$13.24	to	$13.24	$23	1.27%	0.35%	to	0.35%	28.74%	to	28.74%
2018	2	$10.29	to	$10.29	$24	0.54%	0.35%	to	0.35%	(18.45)%	to	(18.45)%
2017	2	$12.62	to	$12.62	$29	0.53%	0.35%	to	0.35%	46.54%	to	46.54%
Fidelity VIP Mid Cap Portfolio
2021	1	$96.06	to	$96.06	$50	0.25%	0.35%	to	0.35%	24.87%	to	24.87%
2020	1	$76.93	to	$76.93	$63	0.43%	0.35%	to	0.35%	17.45%	to	17.45%
2019	1	$65.50	to	$65.50	$46	0.69%	0.35%	to	0.35%	22.74%	to	22.74%
2018	1	$53.36	to	$53.36	$38	0.40%	0.35%	to	0.35%	(15.07)%	to	(15.07)%
2017	1	$62.83	to	$62.83	$45	0.52%	0.35%	to	0.35%	20.12%	to	20.12%
Fidelity VIP Strategic Income Portfolio
2021	5	$24.34	to	$24.34	$116	3.83%	0.35%	to	0.35%	3.17%	to	3.17%
2020	3	$23.59	to	$23.59	$62	3.14%	0.35%	to	0.35%	6.78%	to	6.78%
2019	3	$22.09	to	$22.09	$58	3.24%	0.35%	to	0.35%	10.27%	to	10.27%
2018	2	$20.03	to	$20.03	$33	4.65%	0.35%	to	0.35%	(3.16)%	to	(3.16)%
2017	1	$20.69	to	$20.69	$16	6.57%	0.35%	to	0.35%	7.17%	to	7.17%
Franklin Rising Dividends VIP Fund
2021	159	$85.46	to	$185.92	$19,533	0.98%	0.35%	to	2.75%	23.35%	to	26.35%
2020	172	$69.28	to	$147.15	$16,902	1.40%	0.35%	to	2.75%	12.82%	to	15.56%
2019	192	$61.41	to	$127.33	$16,450	1.42%	0.35%	to	2.75%	25.73%	to	28.78%
2018	213	$48.84	to	$98.87	$14,338	1.41%	0.35%	to	2.75%	(7.66)%	to	(5.41)%
2017	244	$52.90	to	$104.53	$17,563	1.66%	0.35%	to	2.75%	17.30%	to	20.14%
Franklin U.S. Government Securities VIP Fund
2021	745	$16.18	to	$41.48	$20,405	2.47%	—%	to	3.55%	(5.01)%	to	(2.17)%
2020	830	$17.12	to	$42.40	$23,452	3.41%	—%	to	3.55%	0.55%	to	3.47%
2019	889	$17.03	to	$40.98	$24,617	2.94%	—%	to	3.55%	1.92%	to	4.86%
2018	1,032	$16.71	to	$39.08	$27,629	2.76%	—%	to	3.55%	(2.84)%	to	(0.02)%
2017	1,125	$17.19	to	$39.09	$30,572	2.64%	—%	to	3.55%	(1.84)%	to	0.99%
Invesco Oppenheimer V.I. International Growth Fund
2021	1	$36.91	to	$36.91	$27	—%	0.35%	to	0.35%	9.74%	to	9.74%
2020	—	$33.63	to	$33.63	$6	0.66%	0.35%	to	0.35%	20.62%	to	20.62%
2019	—	$27.89	to	$27.89	$5	0.34%	0.35%	to	0.35%	27.50%	to	27.50%
2018	1	$21.87	to	$21.87	$13	0.60%	0.35%	to	0.35%	(19.83)%	to	(19.83)%
2017	1	$27.28	to	$27.28	$17	1.15%	0.35%	to	0.35%	26.00%	to	26.00%
Invesco V.I. American Value Fund
2021	1	$53.29	to	$53.29	$33	0.36%	0.35%	to	0.35%	27.18%	to	27.18%
2020	—	$41.90	to	$41.90	$15	0.43%	0.35%	to	0.35%	0.50%	to	0.50%
2019	1	$41.69	to	$41.69	$26	0.43%	0.35%	to	0.35%	24.27%	to	24.27%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	1	$33.55	to	$33.55	$21	0.20%	0.35%	to	0.35%	(13.17)%	to	(13.17)%
2017	1	$38.64	to	$38.64	$24	0.57%	0.35%	to	0.35%	9.30%	to	9.30%
Invesco V.I. Global Strategic Income Fund
2021	6	$19.63	to	$28.18	$126	4.61%	1.25%	to	2.75%	(6.03)%	to	(4.84)%
2020	6	$20.89	to	$29.61	$141	5.80%	1.25%	to	2.75%	0.59%	to	1.87%
2019	7	$20.77	to	$29.07	$149	3.74%	1.25%	to	2.75%	7.80%	to	9.16%
2018	7	$19.26	to	$26.63	$152	4.88%	1.25%	to	2.75%	(7.00)%	to	(5.82)%
2017	9	$20.71	to	$28.27	$211	2.42%	1.25%	to	2.75%	3.40%	to	4.70%
JPMorgan Insurance Trust Core Bond Portfolio
2021	163	$8.90	to	$14.81	$2,322	1.80%	0.35%	to	2.20%	(3.78)%	to	(2.01)%
2020	181	$13.60	to	$15.27	$2,693	1.96%	0.35%	to	2.20%	5.33%	to	6.19%
2019	149	$12.93	to	$14.38	$2,111	2.28%	0.35%	to	2.20%	5.54%	to	6.38%
2018	115	$12.25	to	$13.52	$1,541	2.40%	0.35%	to	2.20%	(2.39)%	to	(1.61)%
2017	88	$12.55	to	$13.74	$1,203	2.33%	0.35%	to	2.20%	1.09%	to	1.88%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$47.31	to	$47.31	$11	0.36%	0.35%	to	0.35%	13.55%	to	13.55%
MFS International Intrinsic Value Portfolio
2021	1	$27.62	to	$27.62	$38	0.11%	0.35%	to	0.35%	9.89%	to	9.89%
2020	1	$25.14	to	$25.14	$14	0.80%	0.35%	to	0.35%	19.79%	to	19.79%
2019	1	$20.98	to	$20.98	$12	1.49%	0.35%	to	0.35%	25.21%	to	25.21%
2018	1	$16.76	to	$16.76	$10	0.92%	0.35%	to	0.35%	(10.04)%	to	(10.04)%
2017	1	$18.63	to	$18.63	$11	1.32%	0.35%	to	0.35%	26.38%	to	26.38%
MFS VIT Total Return Bond Portfolio
2021	333	$16.95	to	$25.29	$6,528	2.52%	0.35%	to	2.20%	(3.20)%	to	(1.41)%
2020	353	$17.48	to	$25.65	$7,134	3.32%	0.35%	to	2.20%	5.81%	to	7.79%
2019	353	$16.54	to	$23.80	$6,711	3.26%	0.35%	to	2.20%	7.55%	to	9.54%
2018	307	$15.38	to	$21.73	$5,395	3.20%	0.35%	to	2.20%	(3.46)%	to	(1.68)%
2017	227	$15.93	to	$22.10	$4,115	3.21%	0.35%	to	2.20%	1.95%	to	3.82%
MFS VIT Utilities Portfolio
2021	—	$44.52	to	$44.52	$7	1.54%	0.35%	to	0.35%	13.43%	to	13.43%
2020	—	$39.25	to	$39.25	$6	2.25%	0.35%	to	0.35%	5.25%	to	5.25%
2019	—	$37.29	to	$37.29	$6	3.83%	0.35%	to	0.35%	24.37%	to	24.37%
2018	—	$29.98	to	$29.98	$5	0.86%	0.35%	to	0.35%	0.46%	to	0.46%
2017	—	$29.85	to	$29.85	$5	4.17%	0.35%	to	0.35%	14.09%	to	14.09%
PIMCO VIT Balanced Allocation Portfolio
2021	1,843	$12.18	to	$14.37	$26,023	0.09%	—%	to	3.55%	2.61%	to	9.43%
2020	948	$12.26	to	$13.13	$12,288	1.00%	1.15%	to	2.20%	8.72%	to	9.58%
2019	1,054	$11.26	to	$11.98	$12,484	2.16%	1.15%	to	2.20%	16.41%	to	17.36%
2018	1,161	$9.67	to	$10.21	$11,736	1.30%	1.15%	to	2.20%	(7.65)%	to	(6.90)%
2017	1,244	$10.47	to	$10.96	$13,524	0.72%	1.15%	to	2.20%	11.99%	to	12.90%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT CommodityRealReturn Strategy Portfolio
2021	257	$5.82	to	$10.81	$1,740	4.20%	—%	to	3.55%	28.88%	to	32.88%
2020	326	$4.51	to	$8.14	$1,706	6.53%	—%	to	3.55%	(1.95)%	to	1.00%
2019	364	$4.60	to	$8.06	$1,933	4.51%	—%	to	3.55%	7.81%	to	11.04%
2018	371	$4.27	to	$7.26	$1,819	2.09%	—%	to	3.55%	(16.93)%	to	(14.43)%
2017	440	$5.14	to	$8.48	$2,579	11.23%	—%	to	3.55%	(1.15)%	to	1.80%
PIMCO VIT Emerging Markets Bond Portfolio
2021	328	$15.08	to	$22.47	$6,441	4.47%	—%	to	3.55%	(5.97)%	to	(3.78)%
2020	387	$16.00	to	$23.90	$7,924	4.60%	—%	to	3.55%	2.97%	to	5.38%
2019	421	$15.50	to	$24.44	$8,216	4.43%	—%	to	3.55%	10.79%	to	13.37%
2018	492	$13.95	to	$22.00	$8,494	4.13%	—%	to	3.55%	(8.07)%	to	(5.92)%
2017	568	$15.14	to	$23.86	$10,486	5.09%	—%	to	3.55%	6.07%	to	8.53%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2021	1,147	$8.43	to	$10.62	$11,860	2.10%	—%	to	3.55%	(4.95)%	to	(1.01)%
2020	848	$9.00	to	$10.93	$9,149	6.11%	1.15%	to	3.55%	4.49%	to	6.61%
2019	955	$8.61	to	$10.25	$9,668	2.22%	1.15%	to	3.55%	4.28%	to	6.39%
2018	1,052	$8.26	to	$9.64	$10,023	1.68%	1.15%	to	3.55%	(2.35)%	to	(0.36)%
2017	929	$8.86	to	$9.67	$8,891	1.42%	1.15%	to	3.55%	1.52%	to	2.85%
PIMCO VIT High Yield Portfolio
2021	2,361	$17.05	to	$35.13	$60,731	4.44%	—%	to	3.55%	0.17%	to	3.27%
2020	2,719	$17.02	to	$34.02	$68,447	4.84%	—%	to	3.55%	2.21%	to	5.39%
2019	3,153	$16.66	to	$32.28	$76,529	4.96%	—%	to	3.55%	10.92%	to	14.35%
2018	3,570	$15.02	to	$28.23	$76,655	5.10%	—%	to	3.55%	(5.93)%	to	(3.00)%
2017	3,939	$15.96	to	$29.10	$88,177	4.88%	—%	to	3.55%	3.07%	to	6.26%
PIMCO VIT Long-Term U.S. Government Portfolio
2021	11	$27.59	to	$45.46	$374	1.59%	—%	to	2.75%	(6.85)%	to	(4.78)%
2020	17	$29.62	to	$47.74	$590	1.68%	—%	to	2.75%	14.85%	to	17.41%
2019	11	$25.79	to	$30.44	$311	1.99%	—%	to	2.75%	10.88%	to	11.77%
2018	7	$23.26	to	$27.23	$183	2.42%	—%	to	2.75%	(4.51)%	to	(3.74)%
2017¹	1	$24.36	to	$25.77	$33	1.58%	—%	to	2.75%	4.51%	to	4.73%
PIMCO VIT Low Duration Portfolio
2021	4	$19.36	to	$19.36	$84	0.52%	0.35%	to	0.35%	(1.27)%	to	(1.27)%
2020	5	$19.61	to	$19.61	$105	1.14%	0.35%	to	0.35%	2.63%	to	2.63%
2019	2	$19.11	to	$19.11	$47	2.79%	0.35%	to	0.35%	3.67%	to	3.67%
2018	3	$18.43	to	$18.43	$59	1.92%	0.35%	to	0.35%	(0.01)%	to	(0.01)%
2017	3	$18.43	to	$18.43	$60	1.34%	0.35%	to	0.35%	0.99%	to	0.99%
PIMCO VIT Real Return Portfolio
2021	1,600	$12.75	to	$33.03	$27,530	4.94%	—%	to	3.55%	2.18%	to	5.24%
2020	1,775	$12.48	to	$31.39	$29,506	1.41%	—%	to	3.55%	8.08%	to	11.33%
2019	2,063	$11.55	to	$28.19	$31,244	1.66%	—%	to	3.55%	4.92%	to	8.07%
2018	2,333	$11.00	to	$26.09	$33,152	2.48%	—%	to	3.55%	(5.40)%	to	(2.55)%
2017	2,557	$11.63	to	$26.77	$37,752	2.38%	—%	to	3.55%	0.30%	to	3.30%
PIMCO VIT StocksPLUS Global Portfolio
2021	516	$16.11	to	$21.12	$10,011	0.12%	0.35%	to	3.55%	15.34%	to	17.85%
2020	578	$13.96	to	$17.92	$9,602	1.16%	0.35%	to	3.55%	9.25%	to	11.89%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2019	675	$12.78	to	$16.01	$10,093	1.56%	0.35%	to	3.55%	23.26%	to	26.09%
2018	784	$10.37	to	$12.70	$9,372	1.57%	0.35%	to	3.55%	(13.74)%	to	(11.85)%
2017	888	$12.12	to	$14.41	$12,110	3.37%	0.35%	to	3.55%	19.01%	to	21.76%
PIMCO VIT Total Return Portfolio
2021	4,276	$14.16	to	$30.97	$92,360	1.82%	—%	to	3.55%	(4.57)%	to	(1.27)%
2020	3,696	$14.82	to	$31.48	$81,796	2.14%	—%	to	3.55%	5.02%	to	8.66%
2019	4,085	$14.10	to	$29.07	$84,759	3.02%	—%	to	3.55%	4.75%	to	7.99%
2018	4,406	$13.45	to	$26.92	$85,463	2.54%	—%	to	3.55%	(3.87)%	to	(0.88)%
2017	4,641	$13.97	to	$27.16	$91,908	2.02%	—%	to	3.55%	1.42%	to	4.92%
T. Rowe Price Blue Chip Growth Portfolio
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	1	$66.19	to	$66.19	$71	—%	0.35%	to	0.35%	33.45%	to	33.45%
2019	1	$49.60	to	$49.60	$53	—%	0.35%	to	0.35%	29.12%	to	29.12%
2018	1	$38.41	to	$38.41	$41	—%	0.35%	to	0.35%	1.29%	to	1.29%
2017	1	$37.92	to	$37.92	$53	—%	0.35%	to	0.35%	35.35%	to	35.35%
T. Rowe Price Equity Income Portfolio
2021	2	$40.05	to	$40.05	$65	1.39%	0.35%	to	0.35%	24.78%	to	24.78%
2020	2	$32.10	to	$32.10	$52	2.11%	0.35%	to	0.35%	0.60%	to	0.60%
2019	2	$31.90	to	$31.90	$52	2.08%	0.35%	to	0.35%	25.60%	to	25.60%
2018	2	$25.40	to	$25.40	$41	1.79%	0.35%	to	0.35%	(10.01)%	to	(10.01)%
2017	2	$28.23	to	$28.23	$46	1.54%	0.35%	to	0.35%	15.33%	to	15.33%
T. Rowe Price Health Sciences Portfolio
2021	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2020	—	$116.87	to	$116.87	$16	—%	0.35%	to	0.35%	28.82%	to	28.82%
2019	—	$90.72	to	$90.72	$12	—%	0.35%	to	0.35%	28.18%	to	28.18%
2018	—	$70.78	to	$70.78	$9	—%	0.35%	to	0.35%	0.50%	to	0.50%
2017	—	$70.42	to	$70.42	$9	—%	0.35%	to	0.35%	26.86%	to	26.86%
Templeton Global Bond VIP Fund
2021	1,314	$22.65	to	$59.04	$51,973	—%	—%	to	3.55%	(8.08)%	to	(5.32)%
2020	1,371	$24.63	to	$62.36	$58,232	8.33%	—%	to	3.55%	(8.36)%	to	(5.61)%
2019	1,459	$26.86	to	$66.07	$66,699	7.06%	—%	to	3.55%	(1.30)%	to	1.66%
2018	1,559	$27.20	to	$64.99	$71,093	—%	—%	to	3.55%	(1.39)%	to	1.58%
2017	1,749	$26.40	to	$63.98	$79,365	—%	—%	to	3.55%	(1.47)%	to	1.57%

1 Period from May 1, 2017 (fund commencement) to December 31, 2017
2 Period from October 16, 2017 (fund commencement) to December 31, 2017
3 Period from June 18, 2021 (fund commencement) to December 31, 2021

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2021

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown above, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.
**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2021, 2020, 2019, 2018 and 2017, are $492, $660, $698, $644, and $756, respectively.

The following open/available funds had no activity for the years or periods ended December 31, 2021, 2020, 2019, 2018 and 2017, and therefore, were not listed in the Financial Highlights:

BlackRock Equity Dividend V.I. Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund
Invesco V.I. Balanced-Risk Allocation Fund
Lazard Retirement International Equity Portfolio

(7) Subsequent Events

No material subsequent events have occurred since December 31, 2021 through April 4, 2022, the date at which the financial statements were issued, that would require adjustment to the financial statements.

As a result of the Russia/Ukraine conflict, economic uncertainties have arisen, which may negatively impact the Variable Account’s net assets. The extent to which the conflict impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the conflict and actions taken by governmental authorities and other third parties in response to the conflict.

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Financial Statements
December 31, 2021 and 2020
(With Report of Independent Auditors Thereon)

Report of Independent Auditors

To the Board of Directors of Allianz Life Insurance Company of New York

Opinions

We have audited the accompanying statutory financial statements of Allianz Life Insurance Company of New York (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, of capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

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Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

a.Exercise professional judgment and maintain professional skepticism throughout the audit.
b.Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
c.Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
d.Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
e.Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota
April 4, 2022

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2021 and 2020
(Dollars in thousands, except share data)

Admitted Assets	2021	2020
Cash and invested assets:
Bonds	$580,114	572,795
Cash and cash equivalents	29,047	16,637
Policy loans	106	143
Derivative assets	700	341
Receivables for securities	724	490
Total cash and invested assets	610,691	590,406
Investment income due and accrued	4,480	4,744
Deferred tax asset, net	6,772	6,487
Other assets	2,313	2,117
Admitted assets, exclusive of separate account assets	624,256	603,754
Separate account assets	4,447,304	3,773,866
Total admitted assets	$5,071,560	4,377,620

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2021 and 2020
(Dollars in thousands, except share data)

Liabilities and Capital and Surplus	2021	2020
Policyholder liabilities:
Life policies and annuity contracts	$388,469	413,759
Accident and health policies	78,678	70,999
Deposit-type contracts	6,122	4,956
Life policy and contract claims	71	23
Accident and health policy and contract claims	258	274
Total policyholder liabilities	473,598	490,011
General expenses due and accrued	494	761
Due from separate accounts	(38,810)	(60,293)
Payable to parent and affiliates	4,793	3,902
Current income taxes	6,005	1,978
Asset valuation reserve	10,141	7,496
Other liabilities	5,025	3,930
Liabilities, exclusive of separate account liabilities	461,246	447,785
Separate account liabilities	4,447,304	3,773,866
Total liabilities	4,908,550	4,221,651
Capital and surplus:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares at December 31, 2021 and 2020	2,000	2,000
Additional paid-in capital	72,500	72,500
Unassigned surplus	88,510	81,469
Total capital and surplus	163,010	155,969
Total liabilities and capital and surplus	$5,071,560	4,377,620

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Operations
Years ended December 31, 2021, 2020, and 2019
(Dollars in thousands)

	2021	2020	2019
Income:
Premiums and annuity considerations	$688,560	428,499	375,015
Consideration for supplementary contracts	1,042	3,445	1,904
Net investment income	16,177	18,028	19,866
Commissions and expense allowances on reinsurance ceded	578	291	181
Fees from separate accounts	66,792	66,045	68,960
Total income	773,149	516,308	465,926
Benefits and other expenses:
Policyholder benefits	40,707	34,640	33,083
Surrenders	240,826	209,892	222,802
Change in aggregate reserves and deposit funds	(17,165)	1,842	2,503
Commissions and other agent compensation	47,602	31,709	28,312
General and administrative expenses	30,752	25,166	24,318
Net transfers to separate accounts	358,538	186,015	134,980
Total benefits and other expenses	701,260	489,264	445,998
Income from operations before income taxes and net realized capital gain	71,889	27,044	19,928
Income tax expense (benefit)	6,319	1,280	(7,343)
Net income from operations before net realized capital gain	65,570	25,764	27,271
Net realized capital gain (loss), net of taxes and interest maintenance reserve	(59,957)	(41,220)	(70,095)
Net income (loss)	$5,613	(15,456)	(42,824)

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Capital and Surplus
Years ended December 31, 2021, 2020, and 2019
(Dollars in thousands)

	2021	2020	2019
Capital and surplus at beginning of year	$155,969	171,336	223,746
Net income (loss)	5,613	(15,456)	(42,824)
Change in unrealized capital gain (loss)	1,534	(1,845)	(8,937)
Change in net deferred income tax	3,807	5,397	3,356
Change in nonadmitted assets	(1,308)	(1,698)	(2,712)
Other changes in capital and surplus	(2,605)	(1,765)	(1,293)
Capital and surplus at end of year	$163,010	155,969	171,336

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statutory Statements of Cash Flow
Years ended December 31, 2021, 2020, and 2019
(Dollars in thousands)

	2021	2020	2019
Cash flows from operating activities:
Revenues:
Premiums and annuity considerations, net	$689,603	432,042	376,831
Net investment income	19,340	21,039	22,640
Other income	67,367	66,336	69,139
Total cash provided by operating activities	776,310	519,417	468,610
Benefits and expenses paid:
Benefit and loss-related payments	279,458	242,416	254,810
Commissions, expenses paid, and aggregate write-ins for deductions	78,441	56,583	52,455
Net transfers to separate accounts	337,054	189,376	131,928
Income tax paid (benefit received), net	2,310	(7,436)	753
Total cash used in operating activities	697,263	480,939	439,946
Net cash provided by operating activities	79,047	38,478	28,664
Cash flows from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	82,882	152,052	149,505
Miscellaneous proceeds	36	374	1,006
Total cash provided by investing activities	82,918	152,426	150,511
Cost of investments acquired:
Bonds	91,367	171,141	100,701
Derivatives	58,296	42,397	82,804
Miscellaneous applications	574	—	—
Total cash used in investing activities	150,237	213,538	183,505
Net cash used in investing activities	(67,319)	(61,112)	(32,994)
Cash flows from financing and miscellaneous activities:
Change in payable to parent and affiliates	891	518	(1,308)
Other	(209)	(2,260)	(988)
Net cash provided by (used in) financing and miscellaneous activities	682	(1,742)	(2,296)
Net increase (decrease) in cash and cash equivalents	12,410	(24,376)	(6,626)
Cash and cash equivalents:
Beginning of year	16,637	41,013	47,639
End of year	$29,047	16,637	41,013

See accompanying notes to statutory financial statements.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(1)Organization and Nature of Operations
Allianz Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA). AZOA is a wholly-owned subsidiary of Allianz Europe, B.V., which is a wholly-owned subsidiary of Allianz SE. Allianz SE is a European company registered in Munich, Germany, and is the Company's ultimate parent.
The Company is a life insurance company licensed to sell annuity, group and individual life, individual long-term care (LTC), and group accident and health policies in six states and the District of Columbia. Based on statutory net premium written, the Company's business is predominately annuity. The annuity business consists of variable-indexed and variable annuities. The life business includes individual life and consists entirely of term life policies. Accident and health business consists principally of LTC insurance. The Company has discontinued selling fixed annuity and LTC products. The Company's primary distribution channel is through broker-dealers.
After evaluating the Company’s ability to continue as a going concern, management is not aware of any conditions or events which raise substantial doubt concerning the Company’s ability to continue as a going concern as of the date of filing these Statutory Financial Statements.
(2)    Summary of Significant Accounting Policies
(a)    Basis of Presentation
The Statutory Financial Statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (the Department). The Department recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and its solvency under New York insurance law. The state of New York has adopted the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles (SAP). The state of New York has also adopted certain prescribed accounting practices that differ from those found in NAIC SAP. The Company has no material statutory accounting practices that differ from those of the Department or NAIC SAP. These practices differ in some respects from accounting principles generally accepted in the United States of America (U.S. GAAP). The effects of these differences, while not quantified, are presumed to be material to the Statutory Financial Statements. The more significant of these differences are as follows:
(1)    Acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are charged to current operations as incurred. Under U.S. GAAP, acquisition costs that are directly related to the successful acquisition of insurance contracts are capitalized and charged to operations as the corresponding revenues or future profits are recognized.
(2)    Aggregate reserves for life policies and annuity contracts, excluding variable annuities, are based on statutory mortality and interest assumptions without consideration for lapses or withdrawals. Under U.S. GAAP, aggregate reserves consider lapses and withdrawals.
(3)    Ceded reinsurance recoverable are netted against their related reserves within Policyholder liabilities, Life policies and annuity contracts and Life policy and contract claims, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, these ceded reserves are presented on a gross basis as an asset.
(4)    Bonds are carried at values prescribed by the NAIC, generally amortized cost, except for those with an NAIC rating of 6, which are reported at the lower of amortized cost or fair value. Under U.S. GAAP, bonds classified as “available-for-sale” are carried at fair value, with unrealized gains and losses recorded in stockholder’s equity.
(5)    Changes in deferred income taxes are recorded directly to Unassigned surplus. Under U.S. GAAP, these items are recorded as an item of income tax benefit or expense in operations. Moreover, under NAIC SAP, a valuation allowance may be recorded against the deferred tax asset (DTA) and admittance

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

testing may result in an additional charge to capital and surplus for nonadmitted portions of DTAs. Under U.S. GAAP, a valuation allowance may be recorded against the DTA and reflected as an expense.
(6)    The Company is required to establish an asset valuation reserve (AVR) liability and an interest maintenance reserve (IMR) liability. The AVR provides for a standardized statutory investment valuation reserve for certain invested assets. Changes in this reserve are recorded as direct charges or credits to Unassigned surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of prevailing market interest rates and amortize them into income within the Statutory Statements of Operations over the remaining life of the investment sold. The IMR represents the unamortized portion of applicable investment gains and losses as of the balance sheet date. There is no such concept under U.S. GAAP.
(7)    Certain assets designated as “nonadmitted assets” are not recognized and are charged directly to Unassigned surplus within the Statutory Statements of Capital and Surplus. These include, but are not limited to, furniture and fixtures, prepaid expenses, receivables outstanding greater than 90 days, negative IMR, and portions of DTAs. There is no such concept under U.S. GAAP.
(8)    A provision is made for amounts ceded to unauthorized reinsurers in excess of collateral in the form of a trust or letter of credit through a direct charge to Unassigned surplus within the Statutory Statements of Capital and Surplus. There is no such requirement under U.S. GAAP.
(9)    Revenues for universal life policies and annuity contracts, excluding deposit-type contracts, are recognized as revenue when received within the Statutory Statements of Operations. Under U.S. GAAP, policy and contract fees charged for the cost of insurance, policy administrative charges, amortization of policy initiation fees, and surrender contract charges are recorded as revenues when earned.
(10)    Benefits for universal life policies and annuity contracts within the Statutory Statements of Operations, excluding deposit-type contracts, consist of payments made to policyholders. Under U.S. GAAP, benefits represent interest credited, and claims and benefits incurred in excess of the policyholder’s contract balance.
(11)    Changes in the fair value of derivatives are recorded as direct adjustments to Unassigned surplus as a component of Change in unrealized capital gains (losses) within the Statutory Statements of Capital and Surplus. Under U.S. GAAP, changes in the fair value of derivatives are recorded in derivative income (loss) as part of operating income.
(12)    Commissions allowed by reinsurers on business ceded are reported as income when received within the Statutory Statements of Operations. Under U.S. GAAP, such commissions are deferred and amortized as a component of deferred acquisition costs to the extent recoverable.
(13)    The Statutory Financial Statements do not include a statement of comprehensive income as required under U.S. GAAP.
(14)    The Statutory Statements of Cash Flow do not classify cash flows consistent with U.S. GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
(15)    The calculation of reserves and transfers in the separate account statement requires the use of a Commissioners Annuity Reserve Valuation Method (CARVM) allowance on annuities for NAIC SAP. There is no such requirement under U.S. GAAP.
(16)    Sales inducements and premium bonuses are included in Life policies and annuity contracts in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, and are charged to current operations as incurred. Under U.S. GAAP, deferred sales inducements and premium bonuses are similarly reserved; however, the costs are capitalized as assets and charged to operations as future profits are recognized in a manner similar to acquisition costs.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(17)    Negative cash balances are presented as a negative asset within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. These balances are presented as a liability under U.S. GAAP.
(18)    Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument. Under U.S. GAAP, entities must separate the embedded derivative from the host contracts and separately account for those embedded derivatives at fair value.
(19)    For variable-indexed annuities, the Department requires the Company to maintain a separate asset portfolio to back related reserves. These assets and liabilities are required to be included as part of the Separate account assets and Separate account liabilities presented on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, there is no such requirement.
(b)    Permitted and Prescribed Statutory Accounting Practices
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis permitted or prescribed by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted or prescribed practices that differ from NAIC SAP that had an impact on net income or surplus as of December 31, 2021, 2020, and 2019.
(c)    Use of Estimates
The preparation of Statutory Financial Statements in conformity with NAIC SAP requires management to make certain estimates and assumptions that affect reported amounts of admitted assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of December 31, 2021 and 2020, and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used within the Statutory Financial Statements. Such changes in estimates are recorded in the period they are determined.
(d)    Premiums and Annuity Considerations
Life premiums are recognized as income over the premium paying period of the related policies. Nondeposit-type annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.
(e)    Aggregate Reserves for Life Policies and Annuity Contracts
Reserves are principally calculated as the minimum reserves permitted by the state where the contract is issued for the year in which the contract is issued.
For the Company’s fixed annuity product lines, reserves are calculated using CARVM. The Company uses both issue year for fixed-indexed and change in fund basis for deferred fixed-interest annuities for the calculation method, on a continuous basis, using the maximum allowable interest rate. Deferred fixed-indexed and fixed-interest annuities only have a single-tier structure, which may include bonuses.
For the Company’s variable and variable-indexed annuity product lines, reserves are calculated using NY Regulations 213, for guaranteed benefits with adequacy confirmed using stochastic scenario testing. Variable deferred annuities include a wide range of guaranteed minimum death benefits and living benefits (income, accumulation, and withdrawal).
Aggregate reserves for life insurance policies are principally calculated using the Commissioners Reserve Valuation Method (CRVM) or VM-20, Requirements for Principle-Based Reserves for Life Products, depending on the policy's issue date. Additional reserves are held for supplemental benefits and for contracts with secondary guarantees, consistent with prescribed regulations and actuarial guidelines.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company performs an annual asset adequacy analysis as required by regulation covering substantially all of its reserves. These tests are not only performed under the required interest rate scenarios, but also under additional stochastically generated interest and equity growth scenarios. Sensitivity tests, including policy lapse, annuitization, maintenance expenses, and investment return, are performed to evaluate potential insufficiencies in reserve adequacy. The results of these tests and analysis resulted in additional adequacy reserves recorded of $22,000 and $13,000 at December 31, 2021 and 2020, respectively. For the universal life business, the Department’s Regulation 147 – Valuation of Life Insurance Reserves stand-alone asset adequacy analysis was performed, which resulted in establishing additional reserves of $100 as of December 31, 2021 and 2020, respectively.
(f)    Aggregate Reserves for Accident and Health Policies
For accident and health business, reserves consist of active life reserves (mainly reserves for unearned premiums and reserves for contingent benefits on individual LTC business) and claim reserves (the present value of amounts not yet due). Claim reserves represent incurred but unpaid claims under group policies. For the LTC business, the Department’s Regulation 56 – Minimum Reserves for Individual Accident and Health Insurance Policies stand‑alone asset adequacy analysis was performed through a gross premium valuation. The testing under the “sound value” requirements resulted in establishing additional reserves of $34,536 and $26,573 as of December 31, 2021 and 2020, respectively.
(g)    Deposit-type Contracts
Deposit-type contracts represent liabilities to policyholders in a payout status, who have chosen a fixed payout option without life contingencies. The premiums and claims related to deposit-type contracts are not reflected in the Statutory Statements of Operations as they do not have insurance risk. The Company accounts for the contract as a deposit-type contract in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(h)    Policy and Contract Claims
Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or LTC benefits include interest and mortality discounting.
(i)    Reinsurance
The Company cedes business to other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Amounts recoverable from reinsurers represent account balances and unpaid claims covered under reinsurance contracts. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable and are included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(j)    Investments
Investment values are determined in accordance with methods prescribed by the NAIC.
Bonds
The Securities Valuation Office (SVO) of the NAIC evaluates the credit quality of the Company’s bond investments. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), or “5” (lower quality) are reported at cost adjusted for the amortization of premiums, accretion of discounts, and any impairment. Bonds rated at “6” (lowest quality) are carried at the lower of amortized cost or fair value with any adjustments to fair value recorded to Unassigned surplus within the Statutory Statements of Capital and Surplus.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date declared and interest is accrued as earned. Premiums or discounts on bonds are amortized using the constant-yield method.
Loan-backed securities and structured securities are amortized using anticipated prepayments, in addition to other less significant factors. Prepayment assumptions for loan-backed and structured securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using the modified scientific method based on prepayment assumptions and the estimated economic life of the securities. For structured securities, except impaired bonds, when actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments retrospectively. Any resulting adjustment is included in Net investment income on the Statutory Statements of Operations. For impaired bonds, when adjustments are made for anticipated prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by Statement of Statutory Accounting Principles (SSAP) No. 43R – Loan Backed and Structured Securities (SSAP No. 43R).
Hybrid securities are investments structured to have characteristics of both stocks and bonds. The Company records these securities within Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
Gross realized gains and losses are computed based on the average amortized cost of all lots held for a particular CUSIP.
The fair value of bonds is obtained from third-party pricing sources whenever possible. Management completes its own independent price verification (IPV) process, which ensures security pricing is obtained from a third-party source other than the sources used by the Company's internal and external investment managers. The IPV process supports the reasonableness of price overrides and challenges by the internal and external investment managers and reviews pricing for appropriateness. Results of the IPV process are reviewed by the Company’s Pricing Committee.
Allianz Life reviews its entire combined investment portfolio, including the investment portfolios of the Company and all other subsidiaries, in aggregate each quarter to determine if declines in fair value are other than temporary.
For bonds for which the fair value is less than amortized cost, the Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security; (b) changes in the financial condition, credit rating, and near-term prospects of the issuer; (c) whether the issuer is current on contractually obligated interest and principal payments; (d) changes in the financial condition of the security’s underlying collateral, if any; and (e) the payment structure of the security. For loan-backed securities, the Company must allocate other-than-temporary impairments (OTTI) between interest and noninterest-related declines in fair value. Interest-related impairments are considered other than temporary when the Company has the intent to sell the investment prior to recovery of the cost of the investment. The Company maintains a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their lack of intent to sell certain securities.
Impairments considered to be other-than-temporary are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Statutory Statements of Operations in the period in which the impairment is determined. Recognition of the realized loss is subject to potential offset by AVR and IMR.
Cash and Cash Equivalents
Cash and cash equivalents may include cash on hand, demand deposits, money market funds, and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Policy Loans
Policy loans are supported by the underlying cash value of the policies. Policy loans are carried at unpaid principal balances plus accrued interest income on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unpaid principal balances are not in excess of the cash surrender values of the related policies.
Receivables for Securities
Receivables and payables for securities are carried at fair value on the trade date and represent a timing difference on securities that are traded at the balance sheet date but not settled until subsequent to the balance sheet date. Receivables and payables for securities are included in Receivables for securities and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(k)    Derivatives
The Company utilizes derivatives within certain actively managed investment portfolios for hedging purposes.
Futures and Options Contracts
The Company provides benefits through certain annuity products which are linked to the fluctuation of various market indices, and certain variable annuity contracts that provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an underlying index with similar characteristics with the objective to economically hedge these benefits. Management monitors in-force amounts as well as option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If actual persistency deviated, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.
The OTC option contracts are reported at fair value in Derivative assets and Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the OTC options is derived internally and deemed by management to be reasonable via performing an IPV process. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. Incremental gains and losses from expiring options are included in Net realized capital gain (loss) on the Statutory Statements of Operations. The liability for the related policyholder benefits is reported in Life policies and annuity contracts on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unrealized gain or loss on open OTC option contracts is recognized as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus. Any unrealized gains or losses on open OTC option contracts are recognized as realized when the contracts mature (see Note 5 for further discussion).
Futures contracts do not require an initial cash outlay, and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded as of the end of the reporting period. A derivative asset or liability and an offsetting variation margin payable or receivable is recorded in Derivative assets or Derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus for the outstanding unpaid variation margin representing market movements on the last trading day of the year.
Gains and losses are not considered realized until the termination or expiration of the futures contract. Unrealized gains and losses on futures contracts are reflected in the Statutory Statements of Capital and Surplus in Unassigned surplus, within Change in unrealized capital gains (loss). Realized gains and losses on futures contracts are included in the Statutory Statements of Operations, Net realized capital gain (loss), net of taxes and interest maintenance reserve.

13 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Total Return Swaps
The Company utilizes total return swaps (TRS) also to economically hedge market risks embedded in certain annuities. TRS contracts are reported at fair value in Derivative assets or Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the TRS is based on counterparty pricing and deemed by management to be reasonable. Changes in unrealized gains and losses on the swaps are recorded as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus.
(l)    Income Taxes
The Company files a consolidated federal income tax return with AZOA. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code (IRC) and its related regulations and reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit of any of their tax attributes used by any member of the consolidated group.
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Any such change could significantly affect the amounts reported in the Statutory Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. DTAs and deferred tax liabilities (DTLs), net of the nonadmitted portion are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross DTAs and DTLs are measured using enacted tax rates and are considered for admitted tax asset status according to the admissibility test as set forth by the state of New York. Changes in DTAs and DTLs, including changes attributable to changes in tax rates, are recognized as a component of Unassigned surplus on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(m)    Separate Accounts
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable and variable-indexed annuity contract holders. Separate account assets are reported at fair value in accordance with SSAP No. 56 – Separate Accounts (SSAP No. 56), with the exception of certain bonds, cash, cash equivalents, and investment income due and accrued. Certain assets that are allocated to the index options for the Allianz Index Advantage New York Variable Annuity (VIA) are invested in bonds and cash equivalents and carried at amortized cost in accordance with the product filing requirements in the state of New York.
Amounts due from separate accounts primarily represent the difference between the surrender value of the contracts and the Separate account liability as disclosed on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. This receivable represents the surrender fee that would be paid to the Company upon the surrender of the policy or contract by the policyholder or contract holder as of December 31. Amounts charged to the contract holders for mortality and contract maintenance, and other administrative services fees are included in income within Fees from separate accounts on the Statutory Statements of Operations. These fees have been earned and assessed against contract holders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Transfers to separate accounts within the Statutory Statements of Operations primarily includes transfers for

14 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

new premium and annuity considerations, benefit payments, surrender charge wear-off, realized and unrealized investment gains/losses, investment income, and other contractholder behavior.
(n)    Receivables
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Any balances outstanding more than 90 days are nonadmitted on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(o)    Reclassifications
Prior year balances have not been reclassified to conform to the current year presentation.
(3)    Accounting Changes and Corrections of Errors
Accounting Changes
Recently Issued Accounting Standards – Adopted in 2021
In 2021, the NAIC extended the following interpretations (INT) in response to the COVID-19 pandemic:
•INT 20-03, Troubled Debt Restructuring due to COVID-19. This INT followed the interagency COVID-19 guidance issued by federal and state prudential banking regulators (and concurred by the FASB) and the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Specifically, a modification of a mortgage loan or bank loan terms did not result in troubled debt restructurings as long as the modification was in response to COVID-19, the borrower was current at the time of the modification, and the modification was short-term. In addition, insurers were not required to designate mortgage loans or bank loans with deferrals granted due to COVID-19 as past due or report them as nonaccrual loans. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
•INT 20-07, Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. This INT provided temporary guidance by allowing practical expedients when assessing whether modifications made to debt securities (under SSAP 26R and 43R) due to COVID-19 are insignificant. Specifically, the guidance proposed restructurings in response to COVID-19 are considered to be insignificant if the restructuring resulted in a 10% or less shortfall amount in the contractual amount due and did not extend the maturity of the investment by more than 3 years. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
In 2016, the NAIC adopted revisions to SSAP No. 51R, Life Contracts and SSAP No. 54, Individual and Group Accident and Health Contracts, Issue Paper No. 154, Implementation of Principles-Based Reserving. These revisions relate to the adoption of the Valuation Manual and provides for principles based reserving for Life and Heath contracts. The Valuation Manual is part of the Department Regulation 213. Final adoption of the First Amendment to Regulation 213 was published February 2020 and provides the following revisions: 1) VM-20, Requirements for Principle-Based Reserves for Life Products, is effective January 1, 2020. However, an insurer could request a one-year delay in adopting this standard. The Company adopted Regulation 213 for life products as of January 1, 2021 for new business issued January 1, 2021 and later, in accordance with its agreement with the Department. The adoption resulted in an immaterial impact. 2) VM-21, Requirements for Principle-Based Reserves for Variable Annuities was adopted in 2020. 3) VM-22, Statutory Maximum Valuation Interest Rates for Income Annuities, VM-25, Health Insurance Reserves Minimum Requirements, and VM-26, Credit Life and Disability Reserve Requirements, are not applicable as the Company does not issue these contracts.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Recently Issued Accounting Standards – Adopted in 2020
In 2019, the NAIC adopted revisions to both Actuarial Guideline 43 and VM-21, effective January 1, 2020. The implementation of the Regulation 213 revisions as of January 1, 2020 resulted in no change in reserves. The portion of the Standard reserve that was impacted with the implementation of Regulation 213 did not exceed the offsetting hedge component within the calculation after the changes, resulting in no impact to the reported reserve. The 2019 amendments to VM-21 allow an optional phase-in of the increase which the Company did not elect. 3) VM-22, Statutory Maximum Valuation Interest Rates for Income Annuities, VM-25, Health Insurance Reserves Minimum Requirements, and VM-26, Credit Life and Disability Reserve Requirements, are not applicable as the Company does not issue these contracts.
In August 2019, the NAIC adopted SSAP No. 22R, Leases. This revised standard is a substantive revision, reorganization, and clarification of SSAP 22. It adopts much of the language of US GAAP Accounting Standards Update (ASU) 2016-02, Leases, but retains operating lease accounting for Statutory accounting. It was effective January 1, 2020, with early adoption permitted. The Company adopted these revisions effective January 1, 2020. There was no impact on net income or surplus during the year ended December 31, 2020, as a result of adopting the revisions.
In March 2020, the NAIC adopted INT 20-01, Reference Rate Reform. The interpretation adopted the optional guidance outlined in ASU 2020-04, Reference Rate Reform, for a limited period of time to ease the potential burden on accounting for reference rate reform. The practical expedients outlined in the interpretation are for modifications solely related to reference rate reform and optionally suspends assessments for re-measuring a contract and de-designating a hedge relationship. This interpretation is effective on the date of adoption and expires on December 31, 2022. The Company adopted the optional guidance in this interpretation effective March 12, 2020. As of December 31, 2020, the Company has not made any modifications to financial assets or liabilities as a result of reference rate reform.
In April, May, June, and August 2020, the NAIC adopted and extended, the following interpretations (INT) in response to the COVID-19 pandemic:
•INT 2020-02, Extension of 90-Day Rule for the Impact of COVID-19. This INT extends a one-time optional extension of the nonadmission assessment guidance for premiums and similar receivables due from policyholders or agents. For receivables that were current prior to the beginning of the declaration of a state of emergency by the U.S. federal government on March 13, 2020 or originated on or after March 13, 2020, insurers may continue to admit assets greater than 90 days past due. This INT is applicable for the March 31, 2020, June 30, 2020, and September 30, 2020 financial statements and expired on December 30, 2020. This INT did not have a material impact to the Company.
•INT 2020-03, Troubled Debt Restructuring Due to COVID-19. This INT follows the interagency COVID-19 guidance issued by federal and state prudential banking regulators (and concurred by the FASB) and the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Specifically, a modification of a mortgage loan or bank loan terms do not result in troubled debt restructurings as long as the modification is in response to COVID-19, the borrower was current at the time of the modification, and the modification is short-term. In addition, insurers are not required to designate mortgage loans or bank loans with deferrals granted due to COVID-19 as past due or report them as nonaccrual loans. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not have a material impact to the Company.
•INT 2020-04, Mortgage Loan Impairment Assessment Due to COVID-19. This INT defers the impairment assessment for bank loans, mortgage loans, and investments which predominantly hold underlying mortgage loans and are impacted by forbearance or modifications in response to COVID-19. This INT is applicable for the March 31, 2020, June 30, 2020, and September 30, 2020 financial statements and expired on December 30, 2020. This INT did not have a material impact to the Company.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

•INT 2020-05, Investment Income Due and Accrued. This INT provides temporary relief guidance for assessing the collectability of interest income, admissibility relief of accrued investment income 90 days past due, and clarifies how interest income should be recognized during a payment holiday. This INT is applicable for the June 30, 2020, and September 30, 2020 financial statements and expired on December 30, 2020. This INT did not have did not have a material impact to the Company.
•INT 2020-06, Participation in the 2020 TALF Program. This INT provides guidance for reporting Term Asset-Backed Securities Lending Facility (TALF) loans for the duration of the 2020 TALF program. This INT did not impact the Company as the Company did not participate in this program.
•INT 2020-07, Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. This INT provides temporary guidance by allowing practical expedients when assessing whether modifications made to debt securities (under SSAP No. 26R and SSAP No. 43R) due to COVID-19 are insignificant. Specifically, the guidance proposes restructurings in response to COVID-19 are considered to be insignificant if the restructuring results in a 10% or less shortfall amount in the contractual amount due and does not extend the maturity of the investment by more than 3 years. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not have a material impact to the Company.
•INT 2020-08, COVID-19 Premium Refunds, Rate Reductions and Policyholder Dividends. This INT provides guidance for returns or benefits to policyholders. This INT did not impact the Company.
These INTs have an immaterial effect on the financial statements as of December 31, 2020. The Company will continue to monitor these INTs and assess impacts until they are nullified.
In May 2020, the NAIC adopted revisions to SSAP No. 26R, Bonds, which provides clarifying guidance when assessing other than temporary impairments (OTTI) for debt instruments that have been previously modified pursuant to SSAP No. 36, Troubled Debt Restructuring, or SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The revisions to SSAP No. 26R state subsequent OTTI assessments for debt instruments modified under SSAP No. 36 or SSAP No 103 will be based on the modified contractual terms and not revert back to the original acquisition terms. These revisions were effective May 20, 2020 and were subsequently adopted by the Company. There was no impact on net income or surplus during the year ended December 31, 2020, as a result of adopting the revisions.
In November 2020, the NAIC adopted revisions to SSAP No. 43R, Loan-Backed and Structured Securities. The revisions reflect the updated NAIC designation category for residential and commercial mortgage-backed securities that utilize the financial modeling guidance. The revisions were effective November 12, 2020 and was subsequently adopted by the Company. There was no impact on net income or surplus during the year ended December 31, 2020, as a result of adopting the revisions.
Recently Issued Accounting Standards – Adopted in 2019
Not applicable.
Recently Issued Accounting Standards – To Be Adopted
Not applicable
Corrections of Errors
The Company records correction of errors in accordance with SSAP No. 3 – Accounting Changes and Correction of Errors (SSAP No. 3). SSAP No. 3 prescribes that the correction of errors in previously issued Statutory Financial Statements will be reported as an adjustment to capital and surplus in the period the error is detected. These errors are shown within Correction of errors, net of tax, on the Statutory Statements of Capital and Surplus.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(4)    Risk Disclosures
The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:
(a)    Credit Risk
Credit risk is the risk that issuers of fixed-income securities, or other parties with whom the Company has transactions, such as reinsurers and derivative counterparties, default on their contractual obligations, resulting in unexpected credit losses.
The Company mitigates this risk by adhering to investment policies and limits that provide portfolio diversification on an asset class, asset quality, creditor, and geographical basis, and by complying with investment limitations from applicable state insurance laws and regulations. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk is influenced by management’s risk/return preferences, the economic and credit environment, and the ability to manage this risk through liability portfolio management.
For derivative counterparties, the Company mitigates credit risk by tracking and limiting exposure to each counterparty through limits that are reported regularly and, once breached, restricts further trades; establishing relationships with counterparties rated BBB+ and higher; and monitoring the credit default swaps (CDS) of each counterparty as an early warning signal to cease trading when credit default swap spreads imply severe impairment in credit quality.
The Company executes Credit Support Annexes (CSA) with all active and new counterparties which further limits credit risk by requiring counterparties to post collateral to a segregated account to cover any counterparty exposure. Additionally most transactions are cleared through a clearinghouse thereby transferring counterparty risk from the bank to the clearinghouse that tends to have stronger credit. This often leads to increased collateralization and lower counterparty risk for the Company.
(b)    Credit Concentration Risk
Credit concentration risk is the risk of increased exposure to significant asset defaults (of a single security issuer); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.
The Company’s Finance Committee, responsible for asset/liability management (ALM) issues, recommends an investment policy to the Company’s Board of Directors (BOD) and approves the strategic asset allocation and accompanying investment mandates for an asset manager with respect to asset class. The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by the Finance Committee who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. The Finance Committee and, subsequently, the BOD review the investment policy at least annually.
To further mitigate this risk, internal concentration limits based on credit rating and sector are established and are monitored regularly by Allianz Life on a consolidated basis. Any ultimate obligor group exceeding these limits is placed on a restricted list to prevent further purchases, and the excess exposure may be actively sold down to comply with concentration limit guidelines. Any exceptions require Chief Risk Officer approval and monitoring by the Risk Committee. Further, the Company performs a quarterly concentration risk calculation to ensure compliance with the State of New York basket clause.
(c)    Liquidity Risk
Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in a realized loss or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Liquidity risk also includes the risk that in the event of a company liquidity crisis, refinancing is only possible at higher interest rates. Liquidity risk can be

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

affected by the maturity of liabilities, the presence of withdrawal penalties, the breadth of funding sources, and terms of funding sources. It can also be affected by counterparty collateral triggers as well as whether anticipated liquidity sources, such as credit agreements, are cancelable.
The Company manages liquidity within four specific domains: (1) monitoring product development, product management, business operations, and the investment portfolio; (2) setting ALM strategies; (3) managing the cash requirements stemming from the Company’s derivative dynamic economic hedging activities; and (4) establishing a liquidity facility with Allianz Life to provide additional liquidity. The Company has established liquidity risk limits, which are approved by the Company’s Risk Committee, and the Company monitors its liquidity risk regularly.
(d)    Interest Rate Risk
Interest rate risk is the risk that movements in interest rates or interest rate volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins.
The Company has an ALM strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration. Allianz Life monitors the economic and accounting impacts of interest rate sensitivities on assets and liabilities on a consolidated basis regularly and on the Company's specific basis periodically.
(e)    Equity Market Risk
Equity market risk is the risk that movements in equity prices or equity volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities.
Variable annuity products guarantee minimum payments regardless of market movements. The Company has adopted an economic hedging program to manage the equity risk of these products.
Allianz Life monitors the impacts of equity sensitivities on assets and liabilities on a consolidated basis regularly and on the Company’s specific basis periodically.
Basis risk is the risk that variable annuity hedge asset values change unexpectedly relative to the value of the underlying separate account funds of the variable annuity contracts. Basis risk may arise from the Company’s inability to directly hedge the underlying investment options of the variable annuity contracts. The Company regularly reviews and synchronizes fund mappings, product design features, hedge design, and manages funds line-up.
(f)    Operational Risk
Operational risk is the risk of loss resulting from inadequate or failed internal processes and systems, from human misbehavior or error, or from external events. Operational risk is comprised of the following seven risk categories: (1) external fraud; (2) internal fraud; (3) employment practices and workplace safety; (4) clients/third-party, products and business practices; (5) damage to physical assets; (6) business disruption and system failure; and (7) execution, delivery, and process management. Operational risk is comprehensively managed through a combination of core qualitative and quantitative activities.
The Operational Risk Management framework includes the following key activities: (1) an Operational Risk Capital Model covering all material types of operational risks, under which the Company quantifies and regularly monitors operational risk; (2) loss data capture to create transparency and gather information about losses that meet a designated threshold. Business owners are required to identify and resolve the root cause of operational loss events; and (3) an integrated risk and control system, a bottom-up risk assessment process for significant operational risk scenarios, to proactively manage significant operational risk scenarios throughout the organization.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(g)    Regulatory Change Risk
Regulatory change risk is the risk that regulatory changes and imposed regulation may materially impact the Company's business model, sales levels, company financials and ability to effectively comply with regulations.
The Company actively monitors all regulatory changes and participates in national and international discussions relating to legal, regulatory, and accounting changes. The Company maintains active membership with various professional and industry trade organizations. A formal process exists to review, analyze, and implement new legislation as it is enacted.
(h)    Rating Agency Risk
Rating agency risk is the risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency risk is also addressed in the TRA process and on an ad hoc basis as necessary.
(i)    Mortality/Longevity Risk
Mortality/longevity risk is the risk that mortality experience is different than the life expectancy assumptions used by the Company to price its products.
The Company mitigates mortality risk primarily through reinsurance, whereby the Company cedes a significant portion of its mortality risk to third parties. The Company also manages mortality risk through the underwriting process. Both mortality and longevity risks are managed through the review of life expectancy assumptions and experience in conjunction with active product management.
(j)    Lapse Risk
Lapse risk is the risk that actual lapse experience evolves differently than the assumptions used for pricing and valuation exercises leading to a significant loss in Company value and/or income.
The Company mitigates this risk by performing sensitivity analysis at the time of pricing to affect product design, adding Market Value Adjustments and surrender charges when appropriate, regular ALM analysis, and exercising management levers at issue, as well as post-issue as experience evolves. Policyholder experience is monitored regularly.
(k)    Cyber Security Risk
Cyber security risk is the risk of losses due to external and/or internal attacks impacting the confidentiality, integrity, and/or availability of key systems, data, and processes reliant on digital technology. The Company has implemented preventative, detective, response, and recovery measures including firewalls, intrusion detection and prevention, advanced malware detection, spyware and anti-virus software, email protection, network and laptop encryption, web content filtering, web application firewalls, and regular scanning of all servers and network devices to identify vulnerabilities. Controls are implemented to prevent and review unauthorized access.
(l)    Reinsurance Risk
Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure to certain business lines and to enable better capital management.
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company mitigates this risk by requiring certain counterparties to post collateral to cover the exposure and to meet thresholds related to the counterparty’s credit rating, exposure, or other factors. For counterparties that are not initially required to post collateral, if the thresholds are not met by those counterparties, they are required to establish a trust or letter of credit backed by assets meeting certain quality criteria. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities and that their terms are being met. In addition, the Company reviews the financial standings and ratings of its reinsurance counterparties and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies regularly.
(5)    Investments
(a)    Bonds and Other Assets Receiving Bond Treatment
At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investments are shown below:

	2021
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$78,869	864	1,274	78,459
States and political subdivisions	6,921	975	—	7,896
Corporate securities	372,767	34,113	1,954	404,926
Mortgage-backed securities	121,557	4,598	954	125,201
Total	$580,114	40,550	4,182	616,482

	2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$100,155	2,304	352	102,107
States and political subdivisions	7,010	1,299	—	8,309
Corporate securities	323,878	47,863	—	371,741
Mortgage-backed securities	141,752	9,198	—	150,950
Total	$572,795	60,664	352	633,107
At December 31, 2021 and 2020, the Company did not have NAIC-6 rated bonds.
At December 31, 2021 and 2020, the Company did not have any hybrid securities.
As of December 31, 2021 and 2020, investments with a statement value of $1,656 and $1,662, respectively were held on deposit as required by statutory regulations.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The amortized cost and fair value of bonds and other assets receiving bond treatment reported in the statutory Annual Statement Schedule D Part 1A at December 31, 2021, by contractual maturity, are shown below:

	Amortized cost	Fair value
Due in 1 year or less	$31,689	32,101
Due after 1 year through 5 years	144,049	149,984
Due after 5 years through 10 years	160,177	163,872
Due after 10 years through 20 years	89,860	107,745
Due after 20 years	32,782	37,579
Loan-backed and other structured securities	121,557	125,201
Total bonds and other assets receiving bond treatment	$580,114	616,482
Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of bonds includes sales, maturities, paydowns, and other redemptions of bonds and other assets receiving bond treatment. Proceeds from sales of bonds for the years ended December 31 are shown below:

	2021	2020	2019
Proceeds from sales	$82,882	152,052	149,505
Gross gains	82	1,883	1,314
Gross losses	80	297	481
For the years ended December 31, 2021 and 2020, there were 9 and 15 CUSIPs sold, disposed, or otherwise redeemed as a result of a callable feature, respectively. The aggregate amount of investment income generated as a result of these transactions was $1,027 and $735 for 2021 and 2020, respectively.
The Company’s bond portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.
(b)    Unrealized Investment Losses
To determine whether or not declines in fair value are other than temporary, Allianz Life performs a quarterly review of its entire combined investment portfolio, including the Company as their subsidiary, using quoted market prices by third-party sources. For further discussion, see Notes 2 and 6.
Unrealized losses and the related fair value of investments held by the Company for the years ended December 31 are shown below:

	2021
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$14,972	71	19,058	1,203	34,030	1,274
Corporate securities	71,212	1,954	—	—	71,212	1,954
Mortgage-backed securities	23,502	954	—	—	23,502	954
Total temporarily impaired securities	$109,686	2,979	19,058	1,203	128,744	4,182

22 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	2020
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$19,941	352	—	—	19,941	352
Corporate securities	4,000	—	—	—	4,000	—
Total temporarily impaired securities	$23,941	352	—	—	23,941	352
As of December 31, 2021 and 2020, the number of bonds that were in an unrealized loss position was 45 and 4, respectively.
As of December 31, 2021 and 2020, of the total amount of unrealized losses, $4,174, or 99.8%, and $352, or 100.0%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having an NAIC SVO credit rating of 1 or 2. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received and does not consider these investments to be other-than-temporarily impaired.
(c)    Realized Investment Gains (Losses)
Net realized capital gains (losses) for the years ended December 31 are shown below:

	2021	2020	2019
Bonds	$2	101	784
Derivatives	(60,008)	(40,495)	(70,151)
Other	64	45	4
Total realized capital losses	(59,942)	(40,349)	(69,363)
Income tax (expense) benefit on net realized losses	(20)	(652)	(118)
Total realized capital losses, net of taxes	(59,962)	(41,001)	(69,481)
Net (losses) gains transferred to IMR, net of taxes	(5)	219	614
Net realized (losses) gains, net of taxes and IMR	$(59,957)	(41,220)	(70,095)
(d)    Net Investment Income
Major categories of net investment income for the years ended December 31 are shown below:

	2021	2020	2019
Interest:
Bonds	$19,345	20,529	21,636
Policy loans	7	9	13
Cash, cash equivalents, and short-term investments	2	245	686
Derivatives	(1)	(11)	—
Other	119	59	52
Gross investment income	19,472	20,831	22,387
Investment expenses	(1,579)	(1,239)	(974)
Net investment income before amortization of IMR	17,893	19,592	21,413
Amortization of IMR	(1,716)	(1,564)	(1,547)
Net investment income	$16,177	18,028	19,866

23 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(e)    Loan-Backed Securities
SSAP No. 43R requires the bifurcation of impairment losses on loan-backed or structured securities into interest and noninterest-related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date.
The Company had no loan-backed securities with a recognized OTTI for the years ended December 31, 2021 and 2020.
(f)    Derivatives and Hedging Instruments
The Company does not have derivative contracts with financing premium. Derivatives held by the Company do not qualify for hedge accounting treatment.
Futures and Options Contracts
OTC options are cleared through the Options Clearing Corporation, which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The fair values of the collateral posted for futures and OTC options are discussed in the derivative collateral management section below.
Total Return Swaps
The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month LIBOR and the return of an underlying index. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s derivative instruments reported on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31:

	2021			2020
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
OTC options	$2,006	700	—	1,667	341	—
Futures	200,470	—	—	231,731	—	—
TRS	2,000	—	—	5,000	—	—
Total derivative instruments		$700	—		341	—

(1) Notional amounts are presented on an absolute basis.
Derivative Collateral Management
The Company manages derivative collateral for the general account and separate account combined and separate collateral for exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2021 and 2020, had a fair value of $29,931 and $49,781, respectively, and is included in Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and recorded at amortized cost. The Company retains ownership of the exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The Company had no collateral posted for OTC derivatives as of December 31, 2021 and 2020. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.
(g)    Offsetting Assets and Liabilities
The Company elects to disclose derivative assets and liabilities eligible for offset under SSAP No. 64 – Offsetting and Netting of Assets and Liabilities on a gross basis on the Statutory Statements of Admitted

24 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Assets, Liabilities, and Capital and Surplus in accordance with the provisions set forth in SSAP No. 86. This treatment is consistent with the Company’s historical reporting presentation.
(h)    Restricted Assets
As of December 31, 2021, the Company had the following restricted assets, including assets pledged to others as collateral:

	Gross Restricted				Percentage
	Total general account	Total from prior year	Increase (decrease)	Total current year admitted restricted	Gross restricted to total assets	Admitted restricted to total admitted assets
On deposit with states	$1,656	1,662	(6)	1,656	—%	—%
Derivative collateral	29,429	48,071	(18,642)	29,429	0.6	0.6
Total restricted assets	$31,085	49,733	(18,648)	31,086	0.6%	0.6%
(6)    Fair Value Measurements
SSAP No. 100R – Fair Value establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.
Level 1 –     Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 –     Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each financial asset and liability was classified into Level 1, 2, or 3.

25 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2021
	Level 1	Level 2 (a)	Level 3	Total
Assets at fair value
Derivative assets	$—	700	—	700
Separate account assets	2,330,868	244,061	—	2,574,929
Total assets reported at fair value	2,330,868	244,761	—	2,575,629
Liabilities at fair value
Separate account derivative liabilities	—	108,584	—	108,584
Total liabilities reported at fair value	$—	108,584	—	108,584

(a) The Company does not have any assets or liabilities measured at net asset value (NAV) that are included in Level 2 within this table.

	2020
	Level 1		Level 2 (a)	Level 3	Total
Assets at fair value
Derivative assets	$—		341	—	341
Separate account assets	2,273,066		319,099	—	2,592,165
Total assets reported at fair value	2,273,066		319,440	—	2,592,506
Liabilities at fair value
Separate account derivative liabilities	—	36,644	194,296	—	194,296
Total liabilities reported at fair value	$—		194,296	—	194,296

(a) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 within this table.
The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability). The Company has not made changes to valuation techniques in 2021.
(a)    Valuation of Derivatives
The fair value of OTC option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. Options that are internally priced and IRS, foreign currency swaps, TBA securities, and CDS are included in Level 2, because they use market observable inputs. The fair values of exchange-traded options and futures contracts are based on quoted market prices in active markets and are included in Level 1. The fair value of TRS is derived from external brokers and do not utilize market observable inputs and are included in Level 3.
Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis.

26 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company does not have insight into the specific inputs used by third-party vendors; however, the key unobservable input would generally include the spread.
(b)    Valuation of Separate Account Assets and Separate Account Derivative Liabilities
Separate account assets and Separate account derivative liabilities, with the exception of certain bonds, cash, cash equivalents and investment income due and accrued, are carried at fair value, which is based on the fair value of the underlying assets which are described throughout this note. Funds in the separate accounts are primarily invested in variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on quoted prices in active, observable markets. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in bonds, short-term investments and derivatives, that portion could be classified within Level 2 or Level 3). Certain bonds, cash and cash equivalents, along with related accrued investment income and receivables, carried at amortized cost within the separate account have an amortized cost of $1,872,375 and $1,181,701 as of December 31, 2021 and 2020, respectively, and a fair value of $1,899,039 and $1,267,749 as of December 31, 2021 and 2020, respectively. Separate account assets carried at amortized cost are included in the table in section 6(g) below.
(c)    Level 3 Rollforward
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	January 1, 2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2021

TRS asset	$—	—	—	555	—	(555)	—
Total Level 3 assets	—	—	—	555	—	(555)	—

TRS liability	—	—	—	(1,222)	—	1,222	—
Total Level 3 liabilities	$—	—	—	(1,222)	—	1,222	—

	January 1, 2020	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2020

TRS asset	$—	—	—	9,020	—	(9,020)	—
Total Level 3 assets	—	—	—	9,020	—	(9,020)	—

TRS liability	—	—	—	(8,366)	—	8,366	—
Total Level 3 liabilities	$—	—	—	(8,366)	—	8,366	—
(d)    Transfers
The Company reviews its fair value hierarchy classifications annually. Transfers between levels occur when there are changes in the observability of inputs and market activity.
For the years ended December 31, 2021 and 2020, the Company did not have any transfers into or out of Level 3.
(e)    Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Derivative assets and liabilities: The TRS are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable input would generally include the spread. For a long position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in higher (lower)

27 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

fair value. For a short position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in lower (higher) fair value.
(f)    Estimates
The Company has been able to estimate the fair value of all financial assets and liabilities.
(g)    Aggregate Fair Value of Financial Instruments
The following tables present the carrying amounts and fair values of all financial instruments at December 31 (b):

	2021
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$616,482	580,114	78,459	538,023	—
Cash equivalents	30,073	30,073	30,073	—	—
Derivative assets	700	700	—	700	—
Separate account assets	4,473,968	4,447,304	2,382,546	2,091,422	—
Financial Liabilities
Deposit-type contracts	$7,249	6,122	—	—	7,249
Other investment contracts	465,528	364,115	—	—	465,528
Separate account liabilities	4,473,968	4,447,304	2,382,546	2,091,422	—

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

	2020
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$633,107	572,795	102,107	531,000	—
Cash equivalents	12,279	12,279	12,279	—	—
Derivative assets	341	341	—	341	—
Separate account assets	3,859,915	3,773,866	2,334,838	1,525,077	—
Financial Liabilities
Deposit-type contracts	$6,056	4,956	—	—	6,056
Other investment contracts	539,498	382,832	—	—	539,498
Separate account liabilities	3,859,915	3,773,866	2,334,838	1,525,077	—

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

A description of the Company’s valuation techniques for financial instruments not reported at fair value and categorized within the fair value hierarchy is shown below:
Valuation of Bonds
The fair value of bonds is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository

28 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. Internal pricing models based on market spread and U.S. Treasury rates are used to value private placement holdings. The primarily unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate bonds is a corporate index option adjusted spread (OAS). CDO and certain mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs; however, the key unobservable inputs would generally include default rates.
Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.
Valuation of Cash Equivalents
Cash equivalents are comprised of money market mutual funds. The fair value of money market mutual funds is based on quoted market prices in active markets and included in Level 1.
Valuation of Deposit-Type Contracts
Fair values of deposit-type contracts are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for actuarial inputs.
Valuation of Other Investment Contracts
Other investment contracts are included within Life policies and annuity contracts within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Other investment contracts include certain reserves related to deferred annuities and other payout annuities that may include life contingencies, but do not have significant mortality risk due to substantial periods certain. Fair values are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for market inputs.
Valuation of Separate Account Liabilities
The fair value of separate account liabilities approximates the fair value of separate account assets.
(7)    Income Taxes
(a)    Deferred Tax Assets and Liabilities
The components of the net DTA or net DTL are as follows:

	December 31, 2021
	Ordinary	Capital	Total
Total gross deferred tax assets	$19,392	680	20,072
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	19,392	680	20,072
Deferred tax assets nonadmitted	(11,747)	—	(11,747)
Subtotal net admitted deferred tax assets	7,645	680	8,325
Deferred tax liabilities	(1,553)	—	(1,553)
Net admitted deferred tax assets	$6,092	680	6,772

29 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	December 31, 2020
	Ordinary	Capital	Total
Total gross deferred tax assets	$16,394	676	17,070
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	16,394	676	17,070
Deferred tax assets nonadmitted	(8,771)	—	(8,771)
Subtotal net admitted deferred tax assets	7,623	676	8,299
Deferred tax liabilities	(1,812)	—	(1,812)
Net admitted deferred tax assets	$5,811	676	6,487

	Change
	Ordinary	Capital	Total
Total gross deferred tax assets	$2,998	4	3,002
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	2,998	4	3,002
Deferred tax assets nonadmitted	(2,976)	—	(2,976)
Subtotal net admitted deferred tax assets	22	4	26
Deferred tax liabilities	259	—	259
Net admitted deferred tax assets	$281	4	285

The amount of admitted adjusted gross DTAs allowed under each component of SSAP No. 101 – Income Taxes (SSAP No. 101) as of December 31 are as follows:

	December 31, 2021
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	680	680
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	6,092	—	6,092
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	23,436
Lesser of 11.b.i or 11.b.ii	6,092	—	6,092
Adjusted gross DTAs offset by gross DTLs (11.c)	1,553	—	1,553
Deferred tax assets admitted	$7,645	680	8,325

	December 31, 2020
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	676	676
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	5,811	—	5,811
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	22,422
Lesser of 11.b.i or 11.b.ii	5,811	—	5,811
Adjusted gross DTAs offset by gross DTLs (11.c)	1,812	—	1,812
Deferred tax assets admitted	$7,623	676	8,299

30 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	4	4
Adjusted gross DTAs expected to be realized after application of the threshold limitations
Lesser of 11.b.i or 11.b.ii:
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	281	—	281
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	1,014
Lesser of 11.b.i or 11.b.ii	281	—	281
Adjusted gross DTAs offset by gross DTLs (11.c)	(259)	—	(259)
Deferred tax assets admitted	$22	4	26

Ratios used for threshold limitation as of December 31 are as follows:

	December 31
	2021	2020	Change
Ratio percentage used to determine recovery period and threshold limitation amount	711%	1,028%	(317)%
Amount of adjusted capital and surplus used to determine recovery period threshold limitation	$156,239	149,483	6,756
Impact of tax planning strategies on the determination of net admitted adjusted gross DTAs is as follows:

December 31, 2021
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	—%	—%

December 31, 2020
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	—%	—%

Change
	Ordinary	Capital	Total
Net admitted adjusted gross DTAs - (percentage of total net admitted adjusted gross DTAs)	—%	—%	—%
The Company’s tax planning strategies do not include the use of reinsurance.
(b)    Unrecognized Deferred Tax Liabilities
There are no temporary differences for which DTLs are not recognized.
(c)    Current and Deferred Income Taxes
The significant components of income taxes incurred (i.e. Current income tax expense) include:

31 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

	December 31
	2021	2020	2019	2021-2020 Change	2020-2019 Change
Current year federal tax expense (benefit) - ordinary income	$6,319	1,280	(7,343)	5,039	8,623
Current year foreign tax expense (benefit) - ordinary income	—	—	—	—	—
Subtotal	6,319	1,280	(7,343)	5,039	8,623
Current year tax expense (benefit) - net realized capital gains (losses)	19	652	118	(633)	534
Federal and foreign income taxes incurred	$6,338	1,932	(7,225)	4,406	9,157
DTAs and DTLs consist of the following major components:

	December 31
Deferred tax assets	2021	2020	Change
Ordinary:
Deferred acquisition costs	$3,678	2,879	799
Policyholder reserves	15,029	12,294	2,735
Expense accruals	1	1	—
Investments	671	1,216	(545)
Nonadmitted assets	13	4	9
Subtotal	19,392	16,394	2,998
Nonadmitted ordinary deferred tax assets	(11,747)	(8,771)	(2,976)
Admitted ordinary tax assets	7,645	7,623	22
			—
Capital:			—
Impaired assets	680	676	4
Subtotal	680	676	4
Admitted capital deferred tax assets	680	676	4
Admitted deferred tax assets	$8,325	8,299	26

	December 31
Deferred tax liabilities	2021	2020	Change
Ordinary:
Investments	$(305)	(255)	(50)
Policyholder reserves	(1,242)	(1,551)	309
Deferred and uncollected premiums	(6)	(6)	—
Subtotal	(1,553)	(1,812)	259

Capital:
Other	—	—	—
Subtotal	—	—	—
Deferred tax liabilities	(1,553)	(1,812)	259
Net deferred tax asset	$6,772	6,487	285
The realization of the DTAs is dependent upon the Company’s ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future current operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining DTAs.
The Coronavirus Aid, Relief, and Economic Security Act, (CARES Act of 2020) was enacted on March 27, 2020, thereby allowing net operating losses (NOLs) arising in tax years beginning after December 31, 2017, and before January 1, 2021 (e.g., NOLs incurred in 2018, 2019, or 2020 by a calendar-year taxpayer) to be carried back to each of the five tax years preceding the tax year of such loss.
In computing taxable income, life insurance companies are allowed a deduction attributable to their life insurance and accident and health reserves. The Tax Act of 2017 significantly changed the methodology by

32 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

which these reserves are computed for tax purposes. The changes are effective for tax years beginning after 2017 and are subject to a transition rule that spreads the additional income tax liability over the subsequent eight years beginning in 2018.  Due to complexities in the new methodology and limited guidance from the Internal Revenue Service and U.S. Treasury, the Company has recorded provisional amounts for the deferred tax revaluation associated with the changes in the computation of life insurance tax reserves based on information available at December 31, 2017.  Pursuant to Interpretation of the SAP Working Group 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act, provisional tax computations related to these amounts were reasonably estimated as of December 31, 2017 and have been adjusted based on guidance received from Internal Revenue Service and U.S. Treasury. Adjusted amounts are reflected in the Company's results of operations for the years ended December 31, 2021, 2020, and 2019.
The Change in net deferred income tax is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in nonadmitted assets is reported separately from the Change in net deferred income tax in the Unassigned surplus section of the Statutory Statements of Capital and Surplus):

	December 31
	2021	2020	Change
Net deferred tax assets	$18,519	15,257	3,262
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets after statutory valuation allowance	18,519	15,257	3,262
Tax effect of unrealized gains/(losses)	(671)	(1,216)	545
Change in net deferred income tax			$3,807
(d)    Reconciliation of Federal Income Tax Rate to Actual Effective Rate
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Federal income tax rate	21.0%	21.0%	21.0%
Amortization of IMR	0.5	1.2	1.6
Dividends received deduction	(0.8)	(3.7)	(4.3)
Tax hedges	(0.2)	—	0.7
Tax hedge reclassification	(17.5)	(31.5)	(73.9)
Non-deductible expenses	—	—	0.1
Change in deferred tax on non-admitted assets	—	0.2	(0.2)
Prior period adjustments	0.5	—	0.9
Change in deferred tax impairments		(2.5)	0.5
Realized Capital Gains Tax	—	2.4	—
Effective tax rate	3.5%	(12.9)%	(53.6)%

Federal and foreign income taxes incurred (1)	8.8%	4.7%	(36.8)%
Realized Capital Gains Tax	—	2.4	—
Change in net deferred income taxes	(5.3)	(20.0)	(16.8)
Effective tax rate	3.5%	(12.9)%	(53.6)%
(1) Prior to 2020, tax on capital gains (losses) was excluded from federal and foreign income taxes incurred and detailed in Note 5(c).
(e)    Carryforwards, Recoverable Taxes, and IRC Section 6603 Deposits
As of December 31, 2021, there are no operating losses or tax credit carryforwards available for tax purposes.
There are no Federal income taxes available for recoupment in the event of future net losses.
There are no aggregate deposits admitted under Section 6603 of the IRC.

33 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company had no tax contingencies computed in accordance with SSAP No. 101 as of December 31, 2021 and 2020.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2021 and 2020, the Company recognized no such expenses.
(f)    Consolidated Federal Income Tax Return
The Company’s federal income tax return is consolidated with AZOA. The method of allocation between the subsidiaries of AZOA is subject to written agreement, approved by the Allianz Life Board of Directors. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled annually after the consolidated return is filed.
The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. Federal and non-U.S. income tax examinations for years prior to 2016, though examinations of combined returns filed by AZOA, which include the Company, by certain U.S. state and local tax authorities, may still be conducted for 2008 and subsequent years. The Internal Revenue Service (IRS) examination of AZOA for the 2016 and 2017 income tax returns has completed the exam phase and has been assigned to appeals for an issue unrelated to the Company. The IRS has also initiated an examination of AZOA's 2018 income tax return, which is expected to close by the end of 2022.
As of December 31, 2021, the companies included in the consolidated group for which AZOA files a federal income tax return is included below:

Members of Consolidated Tax Group
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of Missouri
Allianz Life Insurance Company of North America	Allianz Underwriters Insurance Company
AZOA Services Corporation	AGCS Marine Insurance Company
Allianz Global Risks US Insurance Company	William H. McGee & Co., Inc.
Allianz Reinsurance of America, Inc.	Allianz Reinsurance Management Services, Inc.
Allianz Technology of America, Inc.	Fireman’s Fund Insurance Company
Allianz Renewable Energy Partners of America LLC	Fireman’s Fund Indemnity Corporation
Allianz Renewable Energy Partners of America 2 LLC	National Surety Corporation
PFP Holdings, Inc.	Chicago Insurance Company
AZL PF Investments, Inc.	Interstate Fire & Casualty Company
Dresdner Kleinwort Pfandbriefe Investments II, Inc.	Associated Indemnity Corporation
Allianz Fund Investments, Inc.	American Automobile Insurance Company
Yorktown Financial Companies, Inc.	The American Insurance Company
Questar Capital Corporation	Allianz Risk Transfer, Inc.
Questar Agency, Inc.	Allianz Risk Transfer (Bermuda), Ltd.
(8)    Accident and Health Claim Reserves
Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2021, are appropriate, uncertainties in the reserving process could cause reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

34 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

Activity in the accident and health claim reserves is summarized as follows:

	2021	2020	2019
Balance at January 1, net of reinsurance recoverables of $1,079, $1,214, and $529, respectively	$7,834	7,302	3,938
Incurred related to:
Current year	2,613	3,428	3,991
Prior years	(433)	(1,093)	749
Total incurred	2,180	2,335	4,740
Paid related to:
Current year	154	153	211
Prior years	1,786	1,650	1,165
Total paid	1,940	1,803	1,376
Balance at December 31, net of reinsurance recoverables of $1,137, $1,079, and $1,214, respectively	$8,074	7,834	7,302
Prior years incurred claim reserves changed as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on the individual LTC line of business.
(9)    Reinsurance
The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity, and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts.
The Company monitors the financial exposure and financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by securing recoverable balances with various forms of collateral, including arranging trust accounts and letters of credit with certain reinsurers.
The effect of reinsurance on reserves and claims, for amounts recoverable from other insurers, was as follows:

	For the years ended December 31,
Reduction in:	2021	2020
Aggregate reserves	$7,602	6,184
Policy and contract claims	160	183

35 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

The Company assumed no business from other companies for the years ended December 31, 2021, 2020, and 2019. Life insurance, annuities, and accident and health business ceded to other companies are as follows:

Year ended	Direct amount	Ceded to other companies	Net amount
December 31, 2021
Life insurance in force	$750,332	673,079	77,253
Premiums:
Life	1,171	1,035	136
Annuities	685,610	—	685,610
Accident and health	3,245	431	2,814
Total premiums	$690,026	1,466	688,560

December 31, 2020
Life insurance in force	$328,472	293,458	35,014
Premiums:
Life	884	734	150
Annuities	425,561	—	425,561
Accident and health	3,224	436	2,788
Total premiums	$429,669	1,170	428,499

December 31, 2019
Life insurance in force	$49,947	42,359	7,588
Premiums:
Life	807	655	152
Annuities	371,966	—	371,966
Accident and health	3,341	444	2,897
Total premiums	$376,114	1,099	375,015
There are no nonaffiliated reinsurers owned in excess of 10% or controlled, either directly or indirectly, by the Company or by a representative, officer, trustee, or director of the Company.
There are no policies issued by the Company that have been reinsured with a company chartered in a country other than the United States that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor, or any other person not primarily engaged in the insurance business.
The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits.
The Company does not have reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts that, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.
The Company did not write off any uncollectible recoverables during 2021, 2020, and 2019.

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(10)    Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
Information regarding the Company’s annuity actuarial reserves and deposit liabilities by withdrawal characteristics at December 31 is as follows:

	2021	Percentage of total	2020	Percentage of total
Subject to discretionary withdrawal:
With market value adjustment	$102,531	2%	$94,060	2%
At book value less current surrender charges of 5% or more	1,687,975	36	1,172,480	30
At market value	2,077,042	44	2,087,722	53
Total with adjustment or at market value	3,867,548	82	3,354,262	85
At book value without adjustment (minimal or no charge or adjustment)	742,702	16	489,561	12
Not subject to discretionary withdrawal	59,964	2	78,609	3
Total gross	4,670,214	100%	3,922,432	100%
Reinsurance ceded	—		—
Total net	$4,670,214		$3,922,432
Amount included in At book value less current charges of 5% or more that will move to At book value without adjustment in the year after the statement date:	$271,907		$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:	2021	2020
Life, Accident and Health Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	$342,115	376,832
Supplemental contracts with life contingencies, net	21,030	20,886
Deposit-type contracts	6,122	4,956
Subtotal	369,267	402,674
Separate Accounts Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	4,300,405	3,519,106
Supplemental contracts with life contingencies, net	542	652
Subtotal	4,300,947	3,519,758
Total annuity actuarial reserves and deposit fund liabilities	$4,670,214	3,922,432

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(11)    Life Actuarial Reserves by Withdrawal Characteristics
Information regarding the Company’s life actuarial reserves by withdrawal characteristics at December 31 is as follows:

	2021
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$23	16	594
Indexed life	1,825	1,710	1,780
Other permanent cash value life insurance	303	303	303
Miscellaneous reserves	—	—	7,000
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	806
Miscellaneous reserves	XXX	XXX	16,282
Total gross	2,151	2,029	26,765
Reinsurance ceded	—	—	1,441
Total net (1)	$2,151	2,029	25,324
(1) Balances reflected within this disclosure reside in the Company's general account; the Company's separate accounts do not contain Life business.

	2020
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$37	28	969
Indexed life	1,644	1,511	1,580
Other permanent cash value life insurance	354	354	354
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	271
Miscellaneous reserves	XXX	XXX	13,223
Total gross	2,035	1,893	16,398
Reinsurance ceded	—	—	357
Total net (1)	$2,035	1,893	16,040
(1) Balances reflected within this disclosure reside in the Company's general account; the Company's separate accounts do not contain Life business.
The Company does not have any Life policies with either guarantees or nonguarantees in the separate account.

Reconciliation of total life actuarial reserves:	2021	2020
Life, Accident, and Health Annual Statement:
Life insurance, net	$2,997	$2,781
Miscellaneous reserves, net	22,327	13,259
Total life actuarial reserves	$25,324	$16,040

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(12)    Separate Accounts
The Company’s separate accounts represent funds held for the benefit of contract holders entitled to payments under variable annuity contracts issued through the Company’s separate accounts and underwritten by the Company.
As of December 31, 2021 and 2020, the Company's separate accounts are classified as nonguaranteed. Information regarding the Company’s separate accounts for the years ended December 31 is as follows:

	2021	2020
Premiums, considerations, or deposits	$643,502	401,472
Reserves for accounts with assets at fair value	2,427,721	2,338,554
Reserves for account, with assets at amortized cost	1,873,227	1,181,205
Total reserves	4,300,948	3,519,759
By withdrawal characteristics:
At fair value	1,337,089	2,337,902
At book value without MV adjustment and with current surrender charge of 5% or more	2,427,179	921,552
At book value without MV adjustment and with current surrender charge of less than 5%	536,138	259,653
Subtotal	4,300,406	3,519,107
Not subject to discretionary withdrawal	542	652
Total	$4,300,948	3,519,759
As of December 31, 2021 and 2020, the Company’s separate accounts included legally insulated assets and non-insulated assets attributed to the following products/transactions:

	2021		2020
Product/transaction	Legally insulated	Not legally insulated	Legally insulated	Not legally insulated
Variable Annuities	$2,108,248	—	2,130,361	—
Variable Annuities (Non-Unitized Non-Insulated)	—	2,339,056	—	1,643,505
Total	$2,108,248	2,339,056	2,130,361	1,643,505
The Company’s separate account liabilities contain guaranteed benefits. The liabilities for guaranteed benefits are supported by the Company’s general account assets. To compensate the general account for the risk taken, the separate account paid risk charges of $25,752, $26,544, $37,538, $36,073, and $33,270 during the past five years, respectively. The general account of the Company paid $191, $929, $1,019, $465, and $13 towards separate account guarantees during the past five years, respectively.
A reconciliation of net transfers to separate accounts for the years ended December 31 is included in the following table:

	2021	2020	2019
Transfers as reported in the Summary of Operations of the Separate Accounts Annual Statement:
Transfers to separate accounts	$643,502	401,472	352,992
Transfers from separate accounts	(285,061)	(215,753)	(217,517)
Net transfers to separate accounts	358,441	185,719	135,475
Reconciling adjustments:
Other adjustments	97	296	(495)
Transfers as reported in the Statutory Statements of Operations	$358,538	186,015	134,980

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ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(13)     Related-Party Transactions
(a)     Real Estate
The Company subleases office space from an affiliate. In connection with this agreement, the Company incurred rent expense of $82, $76, and $56 in 2021, 2020, and 2019, respectively, which is included in General and administrative expenses on the Statutory Statements of Operations.
(b)     Service Fees
The Company incurred fees for administrative services provided by Allianz Life of $14,025, $10,372 and $10,113 in 2021, 2020, and 2019, respectively. The Company’s liability for these expenses was $1,182 and $1,272 as of December 31, 2021 and 2020, respectively, and is included in Payable to parent and affiliates on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company incurred fees for investment advisory services provided by affiliated companies of $1,486, $1,128, and $870 in 2021, 2020, and 2019, respectively. The Company’s liability for these charges was $143 and $108 as of December 31, 2021 and 2020, respectively, and is included in Payable to parent and affiliates on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company has an agreement with Allianz Investment Management, LLC which has subsequent agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, and (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $729, $787, and $885 during 2021, 2020, and 2019, respectively, which is included in Fees from separate accounts on the Statutory Statements of Operations. The related receivable for the fees was $57 and $66 at December 31, 2021 and 2020, respectively, which is included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS), an affiliated company, in the amount of $46,892, $31,064, and $27,988 for the years ended December 31, 2021, 2020, and 2019, respectively.
The Company has an agreement with ALFS, whereby 12b-1 fee receivables are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for direct and indirect expenses incurred in performing services for the Company and Allianz Life. In the event that assigned receivables exceed expenses, ALFS records a loss on the transaction with the Company and a dividend-in-kind to Allianz Life. The Company recorded revenue from this agreement of $4,261, $3,936, and $4,163 for the years ended December 31, 2021, 2020, and 2019, respectively. The Company recorded expenses related to this agreement of $8,528, $6,027, and $7,135 for the years ended December 31, 2021, 2020, and 2019, respectively.
(c)     Reinsurance
The Company cedes certain term life and universal life insurance policies to Allianz Life. At December 31, 2021 and 2020, the Company had no reinsurance recoverables and receivables from Allianz Life included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

40 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

(d)     Line of Credit Agreement
The Company has a line of credit agreement with its parent, Allianz Life Insurance Company of North America (Allianz Life) to provide liquidity as needed. The Company’s borrowing capacity under the agreement is limited to 5% of the general account admitted assets of the Company as of the preceding year end. The interest rate for borrowing under the agreement is based on the Secured Overnight Financing Rate (SOFR). Borrowed amounts can be prepaid at any time with no prepayment penalty. Allianz Life provided $25,000 to the Company under the terms of this agreement on March 17, 2020 and the loan was paid in full on April 15, 2020. There was no interest accrued as of December 31, 2021 and 2020. There was no outstanding balance under the line of credit agreement as of December 31, 2021, and 2020.
(14)    Employee Benefit Plans
The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation. Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. The Company matches up to a maximum of 7.5% of the employees’ eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.
The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. All legal fees are paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $328, $323, and $295 in 2021, 2020, and 2019, respectively, toward the AAAP matching contributions and administration expenses.
(15)    Statutory Capital and Surplus
Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. As such, the Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2021 and 2020 were in compliance with these requirements. The maximum amount of dividends that can be paid by New York insurance companies to stockholders without prior approval of the Department is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with New York statutes, the Company may declare and pay from its Unassigned surplus cash dividends of not more than the lesser of 10% of its beginning-of-the year statutory surplus, or its net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the preceding year. Based on these restrictions, ordinary dividends of $16,301 can be paid in 2022 without prior approval of the Department. The Company paid no dividends in 2021, 2020, and 2019.
Regulatory Risk-Based Capital
An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company significantly exceeds required minimum thresholds as of December 31, 2021 and 2020.
(16)    Direct Premiums Written by Third-Party Administrators
The Company has direct premiums written by third-party administrators (TPAs). The types of business written by the TPAs include life, accidental death and dismemberment, medical, disability, excess risk, and LTC. The authority granted to the TPAs includes claims payment, claims adjustment, underwriting, binding authority, and premium collection. Total premiums written by TPAs were $2,008, $883, and $803 for 2021, 2020, and 2019, respectively.

41 of 42

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Statutory Financial Statements
(Dollars in thousands, except share data and security holdings quantities)

For the years ended December 31, 2021, 2020, and 2019, there were no individual TPAs that wrote premiums that equaled at least 5% of the capital and surplus of the Company.
(17)    Reconciliation to the Annual Statement
The Company is required to file an Annual Statement with the Department. As of December 31, 2021 and 2020, there is no difference in admitted assets or liabilities between this report and the Annual Statement. As of December 31, 2021, 2020, and 2019, there is no difference in capital and surplus or net income between this report and the Annual Statement.
(18)    Commitments and Contingencies
The Company may become subject to claims and lawsuits that arise in the ordinary course of business.
The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.
The financial services industry, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.
Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority, the Internal Revenue Service, and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance and securities law. The Company may become subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.
It can be expected that annuity and life product designs, management, and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking.
These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.
(19)    Subsequent Events
The Company has evaluated subsequent events through April 4, 2022, which is the date the Statutory Financial Statements were available to be issued. No material subsequent events have occurred since December 31, 2021 that require adjustment to the Statutory Financial Statements.
In March 2022, the Company received a capital contribution of $30,000 from Allianz Life.
As a result of the Russia/Ukraine conflict, economic uncertainties have arisen, which may negatively impact the Company's net income and surplus. The extent to which the conflict impacts our business, net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the conflict and actions taken by governmental authorities and other third parties in response to the conflict.

42 of 42